As filed with the Securities and Exchange Commission on May 28, 2010

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22205

Genworth Variable Insurance Trust

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Name and address of agent for service)

800-352-9910

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments.

1

Genworth Calamos Growth Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.44%
	Aerospace & Defense - 1.01%
7,485	United Technologies Corp.	$550,971

	Biotechnology - 0.75%
7,600	Alexion Pharmaceuticals, Inc. (a)	413,212

	Capital Markets - 3.23%
3,925	Franklin Resources, Inc.	435,282
3,200	Goldman Sachs Group, Inc.	546,016
1,900	Legg Mason, Inc.	54,473
13,350	T. Rowe Price Group, Inc.	733,316

		1,769,087

	Chemicals - 0.65%
5,050	Agrium, Inc. (b)	356,681

	Communications Equipment - 7.34%
14,400	Blue Coat Systems, Inc. (a)(b)	446,976
30,725	Cisco Systems, Inc. (a)	799,772
10,200	F5 Networks, Inc. (a)(b)	627,402
18,625	Juniper Networks, Inc. (a)	571,415
12,925	Plantronics, Inc.	404,294
11,070	Research In Motion Ltd. (a)	818,626
12,400	Riverbed Technology, Inc. (a)	352,160

		4,020,645

	Computers & Peripherals - 6.63%
10,945	Apple, Inc. (a)	2,571,309
18,450	NetApp, Inc. (a)	600,732
25,275	Seagate Technology (a)	461,521

		3,633,562

	Diversified Consumer Services - 0.79%
5,075	New Oriental Education & Tech. Group, Inc. - ADR (a)(b)	433,963

	Diversified Financial Services - 2.09%
2,195	CME Group, Inc.	693,861
4,010	IntercontinentalExchange, Inc. (a)	449,842

		1,143,703

	Electrical Equipment - 3.47%
52,275	ABB Ltd. - ADR	1,141,686
3,200	First Solar, Inc. (a)(b)	392,480
26,850	GrafTech International Ltd. (a)	367,039

		1,901,205

	Electronic Equipment & Instruments - 2.87%
9,525	Amphenol Corp.	401,860
5,250	Dolby Laboratories, Inc. (a)	308,017
27,625	Jabil Circuit, Inc.	447,249
14,400	Trimble Navigation Ltd. (a)	413,568

		1,570,694

	Energy Equipment & Services - 5.91%
9,900	Atwood Oceanics, Inc. (a)	342,837
16,375	Cameron International Corp. (a)	701,832
10,675	Ensco International Plc - ADR	478,027
22,025	Halliburton Co.	663,613
25,900	National-Oilwell Varco, Inc.	1,051,022

		3,237,331

	Health Care Equipment & Supplies - 5.54%
25	Align Technology, Inc. (a)(b)	483
32,400	ev3, Inc. (a)(b)	513,864
6,750	Gen-Probe, Inc. (a)	337,500
6,725	Hospira, Inc. (a)	380,971
1,190	Intuitive Surgical, Inc. (a)	414,275
9,675	Medtronic, Inc.	435,665
13,000	Mindray Medical International Limited - ADR (b)	473,460
8,675	Varian Medical Systems, Inc. (a)	479,988

		3,036,206

	Hotels, Restaurants & Leisure - 1.65%
21,175	Starbucks Corp. (a)	513,917
9,250	WMS Industries, Inc. (a)	387,945

		901,862

	Industrial Conglomerates - 1.79%
6,250	3M Company	522,313
17,050	McDermott International, Inc. (a)	458,986

		981,299

	Internet & Catalog Retail - 8.07%
16,460	Amazon.com, Inc. (a)(b)	2,234,116
17,650	Expedia, Inc. (a)	440,544
6,850	priceline.com, Inc. (a)(b)	1,746,750

		4,421,410

	Internet Software & Services - 8.70%
17,350	Akamai Technologies, Inc. (a)(b)	544,963
1,160	Baidu, Inc. - ADR (a)(b)	692,520
18,600	eBay, Inc. (a)	501,270
4,375	Google, Inc. (a)	2,480,669
11,275	MercadoLibre, Inc. (a)	543,568

		4,762,990

	IT Services - 2.91%
10,475	Accenture Plc	439,426
14,700	Cognizant Technology Solutions Corp. (a)	749,406
1,600	MasterCard, Inc. (b)	406,400

		1,595,232

	Life Sciences Tools & Services - 1.86%
9,850	Illumina, Inc. (a)	383,165
9,375	Waters Corp. (a)	633,188

		1,016,353

	Machinery - 1.79%
8,800	Cummins, Inc.	545,160
6,700	Parker Hannifin Corp.	433,758

		978,918

	Metals & Mining - 4.13%
33,375	Anglo American Plc - ADR (a)	722,235
12,600	Barrick Gold Corp.	483,084
11,150	Nucor Corp.	505,987
29,725	Sterlite Industries India Ltd. - ADR	553,182

		2,264,488

	Oil & Gas - 6.66%
10,010	Apache Corp.	1,016,015
17,350	Devon Energy Corp.	1,117,861
9,410	Noble Energy, Inc.	686,930
9,800	Occidental Petroleum Corp.	828,492

		3,649,298

	Personal Products - 1.20%
19,475	Avon Products, Inc.	659,618

	Pharmaceuticals - 1.56%
5,750	Novo Nordisk A/S - ADR	443,440
16,050	Warner Chilcott Plc (a)	410,078

		853,518

	Semiconductor & Semiconductor Equipment - 5.27%
26,650	Altera Corp. (b)	647,861
15,625	Atheros Communications, Inc. (a)(b)	604,844
13,150	Linear Technology Corp.	371,882
38,950	Marvell Technology Group Ltd. (a)	793,801
26,775	NVIDIA Corp. (a)	465,350

		2,883,738

	Software - 6.35%
11,925	ANSYS, Inc. (a)	514,445
10,475	Longtop Financial Technologies Ltd. - ADR (a)	337,400
32,375	Nuance Communications, Inc. (a)	538,720
25,800	Oracle Corp.	662,802
27,425	Parametric Technology Corp. (a)	495,021
15,500	Taleo Corp. (a)	401,605
9,900	VMware, Inc. (a)	527,670

		3,477,663

	Specialty Retail - 2.88%
10,200	Abercrombie & Fitch Co. (b)	465,528
30,575	Chico’s FAS, Inc.	440,891
14,250	Guess?, Inc.	669,465

		1,575,884

	Textiles, Apparel & Luxury Goods - 2.51%
20,425	Coach, Inc.	807,196
13,625	Lululemon Athletica, Inc. (a)(b)	565,438

		1,372,634

	Wireless Telecommunication Services - 0.83%
10,875	NII Holdings, Inc. (a)(b)	453,053

	Total Common Stocks (Cost $48,720,433)	53,915,218

	SHORT TERM INVESTMENTS - 2.26%
	Money Market Funds - 2.26%
1,240,477	Federated Prime Obligations Fund Effective Yield, 0.11%	1,240,477

	Total Short Term Investments (Cost $1,240,477)	1,240,477

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.78%
	Money Market Fund - 14.78%
8,093,657	Mount Vernon Prime Portfolio Effective Yield, 0.24%	8,093,657

	Total Investments Purchased as Securities Lending Collateral (Cost $8,093,657)	8,093,657

	Total Investments (Cost $58,054,567) - 115.48%	63,249,352
	Liabilities in Excess of Other Assets - (15.48)%	(8,477,738)

	TOTAL NET ASSETS - 100.00%	$54,771,614

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$58,054,567

Gross unrealized appreciation	5,399,915
Gross unrealized depreciation	(205,130)

Net unrealized appreciation	5,194,785

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$8,705,753	$—	$—	$8,705,753
Consumer Staples	659,618	—	—	659,618
Energy	6,886,629	—	—	6,886,629
Financials	2,912,790	—	—	2,912,790
Health Care	5,319,288	—	—	5,319,288
Industrials	4,412,393	—	—	4,412,393
Information Technology	21,944,524	—	—	21,944,524
Materials	2,621,170	—	—	2,621,170
Telecommunication Services	453,053	—	—	453,053

Total Equity	53,915,218	—	—	53,915,218

Short Term Investments	1,240,477	—	—	1,240,477

Investments Purchased as Securities Lending Collateral	8,093,657	—	—	8,093,657

Total Investments in Securities	$63,249,352	$—	$—	$63,249,352

Genworth Columbia Mid Cap Value Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 89.87%
	Aerospace & Defense - 2.22%
41,462	AerCap Holdings N.V. (a)(b)	$477,642
8,350	L-3 Communications Holdings, Inc.	765,111

		1,242,753

	Airlines - 0.59%
22,500	Delta Air Lines, Inc. (a)(b)	328,275

	Auto Components - 1.68%
17,850	BorgWarner, Inc. (a)	681,513
20,750	The Goodyear Tire & Rubber Co. (a)	262,280

		943,793

	Beverages - 0.72%
8,450	Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	401,628

	Building Products - 0.51%
18,600	Masco Corp.	288,672

	Capital Markets - 3.09%
10,000	Ameriprise Financial, Inc.	453,600
20,750	Raymond James Financial, Inc. (b)	554,855
38,000	TD Ameritrade Holding Corp. (a)(b)	724,280

		1,732,735

	Chemicals - 3.29%
15,050	Albemarle Corp.	641,582
8,600	Celanese Corp.	273,910
3,909	International Flavors & Fragrances, Inc.	186,342
11,350	PPG Industries, Inc.	742,290

		1,844,124

	Commercial Banks - 8.42%
5,216	BB&T Corp.	168,946
10,700	City National Corp. (b)	577,479
21,050	Comerica, Inc. (b)	800,742
14,450	Cullen Frost Bankers, Inc.	806,310
43,200	Fifth Third Bancorp (b)	587,088
13,088	SVB Financial Group (a)(b)	610,686
49,450	TCF Financial Corporation (b)	788,233
17,600	Zions Bancorporation (b)	384,032

		4,723,516

	Communications Equipment - 0.98%
52,650	Brocade Communications Systems, Inc. (a)	300,631
8,950	CommScope, Inc. (a)	250,779

		551,410

	Computers & Peripherals - 0.98%
17,300	Diebold, Inc. (b)	549,448

	Construction & Engineering - 0.74%
15,350	Foster Wheeler AG (a)	416,599

	Consumer Finance - 1.61%
60,532	Discover Financial Services	901,927

	Containers & Packaging - 2.46%
21,050	Crown Holdings, Inc. (a)	567,508
32,900	Packaging Corporation of America	809,669

		1,377,177

	Diversified Telecommunication Services - 0.67%
72,350	Qwest Communications International, Inc. (b)	377,667

	Electric Utilities - 1.96%
16,100	American Electric Power Company, Inc.	550,298
10,750	Northeast Utilities System	297,130
9,100	PPL Corp.	252,161

		1,099,589

	Electrical Equipment - 0.94%
10,950	Cooper Industries Plc	524,943

	Electronic Equipment & Instruments - 2.50%
9,850	Agilent Technologies, Inc. (a)	338,741
17,500	Arrow Electronics, Inc. (a)	527,275
25,800	Molex, Inc.	538,188

		1,404,204

	Energy Equipment & Services - 3.37%
9,150	Ensco International Plc - ADR	409,737
13,100	Nabors Industries Ltd. (a)	257,153
14,150	Noble Corp.	591,753
21,050	Pride International, Inc. (a)	633,816

		1,892,459

	Food Products - 0.96%
8,950	The J.M. Smucker Co.	539,327

	Health Care Equipment & Supplies - 2.55%
4,711	Beckman Coulter, Inc.	295,851
7,650	The Cooper Companies, Inc. (b)	297,432
4,950	Hospira, Inc. (a)	280,417
8,700	Teleflex, Inc.	557,409

		1,431,109

	Health Care Providers & Services - 1.86%
18,800	AmerisourceBergen Corp.	543,696
13,550	Community Health Systems (a)	500,401

		1,044,097

	Hotels, Restaurants & Leisure - 3.70%
20,130	International Game Technology	371,398
28,250	Royal Caribbean Cruises Ltd. (a)(b)	931,968
16,500	Starwood Hotels & Resorts Worldwide, Inc. (b)	769,560

		2,072,926

	Household Durables - 2.07%
44,400	D. R. Horton, Inc. (b)	559,440
10,500	Stanley Black & Decker, Inc.	602,805

		1,162,245

	Household Products - 1.01%
8,800	The Clorox Company	564,432

	Insurance - 5.35%
13,972	ACE Ltd. (b)	730,736
12,250	Assured Guaranty Ltd.	269,132
11,350	Axis Capital Holdings, Ltd.	354,801
20,357	Lincoln National Corp.	624,960
19,400	Reinsurance Group of America	1,018,888

		2,998,517

	Internet Software & Services - 0.37%
7,900	Verisign, Inc. (a)	205,479

	IT Services - 0.72%
23,950	The Western Union Company	406,192

	Leisure Equipment & Products - 1.21%
17,700	Hasbro, Inc.	677,556

	Life Science Tools & Services - 0.72%
3,675	Mettler-Toledo International, Inc. (a)	401,310

	Machinery - 4.62%
11,950	Ingersoll-Rand Plc	416,697
21,600	Kennametal, Inc. (b)	607,392
10,850	Navistar International Corporation (a)	485,320
10,750	Parker Hannifin Corp.	695,955
17,000	Terex Corp. (a)(b)	386,070

		2,591,434

	Media - 1.21%
19,100	Dish Network Corp.	397,662
16,839	Gannett, Inc. (b)	278,180

		675,842

	Metals & Mining - 1.39%
6,300	Allegheny Technologies, Inc.	340,137
6,900	United States Steel Corp. (b)	438,288

		778,425

	Multiline Retail - 1.73%
20,350	J.C. Penney Co., Inc	654,660
7,700	Nordstrom, Inc. (b)	314,545

		969,205

	Multi-Utilities - 6.00%
9,556	AES Corp. (a)	105,116
15,850	PG&E Corporation (b)	672,357
15,550	Public Service Enterprise Group, Inc.	459,036
15,850	Sempra Energy	790,915
13,800	Wisconsin Energy Corp.	681,858
30,950	Xcel Energy, Inc.	656,140

		3,365,422

	Oil & Gas - 4.01%
17,450	Cabot Oil & Gas Corp.	642,160
9,250	Newfield Exploration Co. (a)	481,462
15,388	Peabody Energy Corp.	703,232
18,350	Williams Companies, Inc.	423,885

		2,250,739

	Oil, Gas & Consumable Fuels - 1.75%
5,600	Massey Energy Corp. (b)	292,824
30,650	Spectra Energy Corp.	690,545

		983,369

	Paper & Forest Products - 1.27%
15,750	Weyerhaeuser Co.	713,003

	Personal Products - 1.84%
13,600	Avon Products, Inc.	460,632
8,800	The Estee Lauder Companies, Inc.	570,856

		1,031,488

	Pharmaceuticals - 0.50%
6,750	Watson Pharmaceuticals, Inc. (a)	281,948

	Professional Services - 1.04%
10,200	Manpower, Inc.	582,624

	Semiconductor & Semiconductor Equipment - 1.66%
21,950	Advanced Micro Devices, Inc. (a)	203,476
52,750	Atmel Corp. (a)(b)	265,333
8,776	Lam Research Corp. (a)(b)	327,520
4,100	Varian Semiconductor (a)	135,792

		932,121

	Software - 1.12%
5,800	Citrix Systems, Inc. (a)(b)	275,326
21,300	Nuance Communications, Inc. (a)(b)	354,432

		629,758

	Specialty Retail - 2.85%
25,150	American Eagle Outfitters	465,778
47,100	Foot Locker, Inc. (b)	708,384
10,100	O’Reilly Automotive, Inc. (a)(b)	421,271

		1,595,433

	Textiles, Apparel & Luxury Goods - 1.63%
15,150	Hanesbrands, Inc. (a)(b)	421,473
25,850	Jones Apparel Group, Inc.	491,667

		913,140

	Total Common Stocks (Cost $40,563,862)	50,398,060

	CONVERTIBLE PREFERRED STOCKS - 0.61%
	Commercial Banks - 0.25%
1,000	Fifth Third Bancorp	136,180

	Metals & Mining - 0.36%
1,750	Freeport-McMoRan Copper & Gold, Inc. (e)	202,948

	Total Convertible Preferred Stocks (Cost $254,942)	339,128

	REAL ESTATE INVESTMENT TRUSTS - 8.22%
	Real Estate Investment Trusts - 8.22%
9,525	Alexandria Real Estate Equities, Inc. (b)	643,890
8,050	Boston Properties, Inc. (b)	607,292
17,350	Equity Residential (b)	679,252
35,156	Host Hotels & Resorts, Inc. (b)	515,035
29,500	ProLogis (b)	389,400
17,750	Rayonier, Inc. (b)	806,383
7,060	Vornado Realty Trust (b)	534,442
10,900	Taubman Centers, Inc. (b)	435,128

	Total Real Estate Investment Trusts (Cost $3,743,960)	4,610,822

	SHORT TERM INVESTMENTS - 1.44%
	Money Market Funds - 1.44%
809,255	Federated Prime Obligations Fund Effective Yield, 0.11%	809,255

	Total Short Term Investments (Cost $809,255)	809,255

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.60%
	Money Market Fund - 26.60%
14,915,914	Mount Vernon Prime Portfolio Effective Yield, 0.24%	14,915,914

	Total Investments Purchased as Securities Lending Collateral (Cost $14,915,914)	14,915,914

	Total Investments (Cost $60,287,933) - 126.74%	71,073,179
	Liabilities in Excess of Other Assets - (26.74)%	(14,993,498)

	TOTAL NET ASSETS - 100.00%	$56,079,681

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$60,287,933

Gross unrealized appreciation	11,049,915
Gross unrealized depreciation	(264,669)

Net unrealized appreciation	10,785,246

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$9,010,140	$—	$—	$9,010,140
Consumer Staples	2,536,876	—	—	2,536,876
Energy	5,126,566	—	—	5,126,566
Financials	15,103,697	—	—	15,103,697
Health Care	3,158,464	—	—	3,158,464
Industrials	5,975,300	—	—	5,975,300
Information Technology	4,678,613	—	—	4,678,613
Materials	4,915,676	—	—	4,915,676
Telecommunication Services	377,667	—	—	377,667
Utilities	4,465,011	—	—	4,465,011

Total Equity	55,348,010	—	—	55,348,010

Short Term Investments	809,255	—	—	809,255

Investments Purchased as Securities Lending Collateral	14,915,914	—	—	14,915,914

Total Investments in Securities	$71,073,179	$—	$—	$71,073,179

Genworth Davis NY Venture Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.17%
	Air Freight & Logistics - 0.17%
270	United Parcel Service, Inc.	$17,391

	Automobiles - 0.85%
3,024	Harley Davidson, Inc. (b)	84,884

	Beverages - 3.51%
2,285	The Coca-Cola Co.	125,675
1,785	Diageo Plc - ADR	120,398
2,300	Heineken Holding NV	102,330

		348,403

	Capital Markets - 6.04%
1,535	Ameriprise Financial, Inc.	69,628
11,485	The Bank Of New York Mellon Corp.	354,657
315	Goldman Sachs Group, Inc.	53,748
2,520	Julius Baer Group Ltd.	91,211
2,520	Julius Baer Holding AG	30,903

		600,147

	Chemicals - 0.64%
555	Monsanto Co.	39,638
200	Potash Corp. of Saskatchewan, Inc.	23,870

		63,508

	Commercial Banks - 4.45%
14,193	Wells Fargo & Company	441,686

	Commercial Services & Supplies - 1.53%
5,562	Iron Mountain, Inc. (a)(b)	152,399

	Computers & Peripherals - 1.49%
2,785	Hewlett Packard Co.	148,023

	Construction Materials - 0.57%
1,200	Vulcan Materials Company	56,688

	Consumer Finance - 3.92%
9,440	American Express Co.	389,495

	Containers & Packaging - 1.76%
8,300	Sealed Air Corp.	174,964

	Diversified Consumer Services - 0.76%
4,224	H & R Block, Inc.	75,187

	Diversified Financial Services - 3.28%
601	Bank of America Corporation	10,728
5,220	JPMorgan Chase & Co.	233,595
2,730	Moodys Corp. (b)	81,217

		325,540

	Electrical Equipment - 0.63%
2,850	ABB Ltd. - ADR	62,244

	Electronic Equipment & Instruments - 1.21%
3,500	Agilent Technologies, Inc. (a)	120,365

	Energy Equipment & Services - 0.81%
935	Transocean Ltd. (a)	80,765

	Food & Staples Retailing - 6.52%
5,780	Costco Wholesale Corporation	345,124
8,279	CVS Caremark Corporation	302,680

		647,804

	Food Products - 1.15%
715	The Hershey Company	30,609
950	Nestle SA	48,680
1,160	Unilever N V - ADR	34,986

		114,275

	Health Care Equipment & Supplies - 1.08%
1,130	Becton Dickinson & Co.	88,965
685	Carefusion Corp. (a)	18,105

		107,070

	Health Care Providers & Services - 2.79%
1,300	Cardinal Health, Inc.	46,839
1,884	Express Scripts, Inc. (a)	191,716
505	Laboratory Corp. of America Holdings (a)	38,233

		276,788

	Household Durables - 0.17%
340	Hunter Douglas N.V.	17,367

	Household Products - 1.67%
2,620	Procter & Gamble Co.	165,767

	Industrial Conglomerates - 0.71%
1,845	Tyco International Ltd.	70,571

	Insurance - 11.80%
4	Berkshire Hathaway, Inc. - Class A (a)	487,200
380	Berkshire Hathaway, Inc. - Class B (a)(b)	30,882
180	Everest Re Group Ltd. (b)	14,567
145	Fairfax Financial Holdings Ltd.	54,381
6,345	Loews Corporation	236,542
23	Markel Corp. (a)	8,617
675	Principal Financial Group, Inc.	19,717
11,307	Progressive Corp Ohio	215,851
1,978	Transatlantic Holdings, Inc.	104,438

		1,172,195

	Internet & Catalog Retail - 0.31%
225	Amazon.com, Inc. (a)(b)	30,539

	Internet Software & Services - 1.00%
176	Google, Inc. (a)	99,794

	IT Services - 0.28%
305	Visa, Inc.	27,764

	Machinery - 0.12%
275	PACCAR, Inc. (b)	11,919

	Marine - 0.82%
20,400	China Shipping Development Co. Ltd.	33,234
480	Kuehne & Nagel International AG	48,499

		81,733

	Media - 2.34%
1,856	Grupo Televisa, S.A. - ADR (b)	39,013
1,570	Liberty Media Corporation - Interactive (a)	24,037
125	Liberty Media Corporation - Starz (a)	6,835
5,025	News Corp.	72,410
2,575	The Walt Disney Co.	89,893

		232,188

	Metals & Mining - 0.87%
1,180	BHP Billiton Plc	40,330
778	Rio Tinto	45,994

		86,324

	Oil & Gas - 13.32%
3,255	Canadian Natural Resource Ltd.	241,000
42,800	China Coal Energy Company Ltd.	66,635
455	ConocoPhillips	23,282
4,419	Devon Energy Corp.	284,716
3,530	EOG Resources, Inc.	328,078
3,860	Occidental Petroleum Corp.	326,325
5,600	Ogx Petroleo e Gas	52,399

		1,322,435

	Paper & Forest Products - 1.12%
5,660	Sino-Forest Corp. (a)	110,899

	Personal Products - 0.47%
710	Mead Johnson Nutrition Co.	36,941
500	Natura Cosmeticos SA	10,198

		47,139

	Pharmaceuticals - 6.98%
3,520	Johnson & Johnson	229,504
7,570	Merck & Co., Inc.	282,740
10,530	Pfizer, Inc.	180,589

		692,833

	Real Estate Management & Development - 0.92%
1,175	Brookfield Asset Management, Inc. (b)	29,868
11,700	Hang Lung Group Ltd.	61,971

		91,839

	Semiconductor & Semiconductor Equipment - 1.70%
6,885	Texas Industries, Inc.	168,476

	Software - 2.69%
3,870	Activision Blizzard, Inc.	46,672
7,540	Microsoft Corp.	220,696

		267,368

	Specialty Retail - 2.56%
3,795	Bed Bath & Beyond, Inc. (a)	166,069
3,492	CarMax, Inc. (a)	87,719

		253,788

	Tobacco - 0.93%
1,774	Philip Morris International, Inc.	92,532

	Transportation Infrastructure - 1.23%
25,968	China Merchants Holdings International Co. Ltd.	95,413
14,698	Cosco Pacific Ltd.	22,221
900	LLX Logistica SA (a)	4,256

		121,890

	Total Common Stocks (Cost $7,890,704)	9,452,986

	SHORT TERM INVESTMENTS - 4.39%
	Money Market Funds - 4.39%
435,595	Federated Prime Obligations Fund Effective Yield, 0.11%	435,595

	Total Short Term Investments (Cost $435,595)	435,595

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.76%
	Money Market Fund - 4.76%
473,188	Mount Vernon Prime Portfolio Effective Yield, 0.24%	473,188

	Total Investments Purchased as Securities Lending Collateral (Cost $473,188)	473,188

	Total Investments (Cost $8,799,487) - 104.32%	10,361,769
	Liabilities in Excess of Other Assets - (4.32)%	(429,127)

	TOTAL NET ASSETS - 100.00%	$9,932,642

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$8,799,487

Gross unrealized appreciation	1,615,696
Gross unrealized depreciation	(53,414)

Net unrealized appreciation	1,562,282

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$676,587	$17,366	$—	$693,953
Consumer Staples	1,264,910	151,010	—	1,415,920
Energy	1,336,566	66,635	—	1,403,201
Financials	2,836,818	184,085	—	3,020,903
Health Care	1,076,691	—	—	1,076,691
Industrials	318,779	199,367	—	518,146
Information Technology	831,790	—	—	831,790
Materials	406,058	86,324	—	492,382

Total Equity	8,748,199	704,787	—	9,452,986

Short Term Investments	435,595	—	—	435,595

Investments Purchased as Securities Lending Collateral	473,188	—	—	473,188

Total Investments in Securities	$9,656,982	$704,787	$—	$10,361,769

Genworth Eaton Vance Large Cap Value Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.47%
	Aerospace & Defense - 4.43%
5,758	Boeing Co.	$418,089
12,076	General Dynamics Corp.	932,267
16,953	United Technologies Corp.	1,247,910

		2,598,266

	Beverages - 1.13%
10,010	PepsiCo, Inc.	662,262

	Biotechnology - 0.81%
7,956	Amgen, Inc. (a)	475,451

	Capital Markets - 2.66%
6,901	Goldman Sachs Group, Inc.	1,177,518
6,901	Northern Trust Corp. (b)	381,349

		1,558,867

	Chemicals - 0.65%
5,175	Air Products & Chemicals, Inc.	382,691

	Commercial Banks - 8.17%
34,386	Fifth Third Bancorp	467,306
58,468	Keycorp New (b)	453,127
21,366	The PNC Financial Services Group, Inc. (b)	1,275,550
34,203	U.S. Bancorp	885,174
54,936	Wells Fargo & Company	1,709,608

		4,790,765

	Commercial Services & Supplies - 1.42%
24,152	Waste Management, Inc.	831,553

	Communications Equipment - 1.39%
17,476	Cisco Systems, Inc. (a)	454,900
34,399	Ericsson LM Tel Co. - ADR (b)	358,782

		813,682

	Computers & Peripherals - 3.47%
24,152	Hewlett Packard Co.	1,283,679
5,860	International Business Machines Corp.	751,545

		2,035,224

	Consumer Finance - 1.09%
15,471	American Express Co.	638,334

	Diversified Financial Services - 5.51%
92,602	Bank of America Corporation	1,652,945
35,233	JPMorgan Chase & Co.	1,576,677

		3,229,622

	Diversified Telecommunication Services - 2.07%
23,148	AT&T, Inc.	598,144
19,750	Verizon Communications, Inc.	612,645

		1,210,789

	Electric Utilities - 2.08%
25,738	American Electric Power Company, Inc.	879,725
10,216	Southern Co.	338,762

		1,218,487

	Electronic Equipment & Instruments - 0.54%
15,649	Corning, Inc.	316,266

	Energy Equipment & Services - 3.15%
36,583	Halliburton Co.	1,102,246
8,587	Transocean Ltd. (a)	741,745

		1,843,991

	Food & Staples Retailing - 1.05%
11,035	Wal-Mart Stores, Inc.	613,546

	Food Products - 2.60%
8,773	Kellogg Co.	468,741
20,617	Nestle SA - ADR (b)	1,055,591

		1,524,332

	Health Care Equipment & Supplies - 0.59%
6,901	Covidien Plc	346,982

	Health Care Providers & Services - 0.55%
9,770	UnitedHealth Group, Inc.	319,186

	Hotels, Restaurants & Leisure - 3.20%
11,214	Carnival Corp.	436,000
21,561	McDonald’s Corp.	1,438,550

		1,874,550

	Industrial Conglomerates - 2.52%
55,911	General Electric Co.	1,017,580
12,035	Tyco International Ltd. (b)	460,339

		1,477,919

	Insurance - 5.51%
15,527	Lincoln National Corp.	476,679
25,015	Metlife, Inc.	1,084,150
21,564	Prudential Financial, Inc.	1,304,622
6,708	The Travelers Companies, Inc.	361,830

		3,227,281

	IT Services - 1.12%
2,587	MasterCard, Inc. (b)	657,098

	Life Sciences Tools & Services - 0.53%
6,037	Thermo Fisher Scientific, Inc. (a)	310,543

	Machinery - 1.79%
8,535	Caterpillar, Inc.	536,425
11,889	PACCAR, Inc. (b)	515,269

		1,051,694

	Media - 1.22%
5,936	Time Warner Cable, Inc.	316,448
11,470	The Walt Disney Co. (b)	400,418

		716,866

	Metals & Mining - 3.78%
8,625	BHP Billiton Ltd. - ADR (b)	692,760
10,385	Freeport-McMoRan Copper & Gold, Inc.	867,563
10,350	United States Steel Corp. (b)	657,432

		2,217,755

	Multiline Retail - 1.11%
12,369	Target Corp.	650,609

	Multi-Utilities - 1.81%
12,748	PG&E Corporation (b)	540,770
17,593	Public Service Enterprise Group, Inc.	519,346

		1,060,116

	Oil & Gas - 15.32%
20,768	Anadarko Petroleum Corp.	1,512,533
12,779	Apache Corp.	1,297,068
18,778	Chevron Corp.	1,423,936
21,489	Exxon Mobil Corp.	1,439,333
19,840	Hess Corp.	1,240,992
17,213	Occidental Petroleum Corp.	1,455,187
13,455	Peabody Energy Corp.	614,894

		8,983,943

	Pharmaceuticals - 6.39%
16,190	Abbott Laboratories	852,889
18,365	Bristol Myers Squibb Co.	490,346
4,327	Johnson & Johnson	282,120
22,428	Merck & Co., Inc.	837,686
74,849	Pfizer, Inc.	1,283,660

		3,746,701

	Road & Rail - 1.29%
10,350	Union Pacific Corp.	758,655

	Semiconductor & Semiconductor Equipment - 0.87%
22,917	Intel Corp.	510,132

	Software - 1.56%
20,702	Microsoft Corp.	605,948
12,076	Oracle Corp.	310,232

		916,180

	Specialty Retail - 4.05%
25,878	Best Buy Co., Inc.	1,100,850
27,603	Staples, Inc.	645,634
14,819	The TJX Companies, Inc.	630,104

		2,376,588

	Textiles, Apparel & Luxury Goods - 1.00%
7,956	NIKE, Inc.	584,766

	Wireless Telecommunication Services - 1.04%
17,896	Rogers Communications, Inc.	610,791

	Total Common Stocks (Cost $42,931,145)	57,142,483

	REAL ESTATE INVESTMENT TRUSTS - 2.38%
	Real Estate Investment Trusts - 2.38%
7,027	AvalonBay Communities, Inc.	606,781
4,247	Boston Properties, Inc.	320,394
6,210	Vornado Realty Trust	470,097

		1,397,272

	Total Real Estate Investment Trusts (Cost $873,758)	1,397,272

	SHORT TERM INVESTMENTS - 0.61%
	Money Market Funds - 0.61%
357,205	Federated Prime Obligations Fund Effective Yield, 0.11%	357,205

	Total Short Term Investments (Cost $357,204)	357,205

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.69%
	Money Market Fund - 8.69%
5,095,143	Mount Vernon Prime Portfolio Effective Yield, 0.24%	5,095,143

	Total Investments Purchased as Securities Lending Collateral (Cost $5,095,143)	5,095,143

	Total Investments (Cost $49,257,250) - 109.15%	63,992,103
	Liabilities in Excess of Other Assets - (9.15)%	(5,366,200)

	TOTAL NET ASSETS - 100.00%	$58,625,903

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$49,257,250

Gross unrealized appreciation	14,754,023
Gross unrealized depreciation	(19,170)

Net unrealized appreciation	14,734,853

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$6,203,380	$—	$—	$6,203,380
Consumer Staples	2,800,139	—	—	2,800,139
Energy	10,827,934	—	—	10,827,934
Financials	14,842,140	—	—	14,842,140
Health Care	5,198,864	—	—	5,198,864
Industrials	6,718,087	—	—	6,718,087
Information Technology	5,248,582	—	—	5,248,582
Materials	2,600,446	—	—	2,600,446
Telecommunication Services	1,821,580	—	—	1,821,580
Utilities	2,278,603	—	—	2,278,603

Total Equity	58,539,755	—	—	58,539,755

Short Term Investments	357,205	—	—	357,205

Investments Purchased as Securities Lending Collateral	5,095,143	—	—	5,095,143

Total Investments in Securities	$63,992,103	$—	$—	$63,992,103

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.68%
	Aerospace & Defense - 3.27%
19,250	L-3 Communications Holdings, Inc.	$1,763,878

	Biotechnology - 18.07%
11,240	Alkermes, Inc. (a)(b)	145,783
46,650	Amgen, Inc. (a)	2,787,804
54,910	Biogen Idec, Inc. (a)	3,149,638
55,500	Genzyme Corp. (a)	2,876,565
9,620	ISIS Pharmaceuticals, Inc. (a)(b)	105,050
16,350	Vertex Pharmaceuticals, Inc. (a)	668,224

		9,733,064

	Capital Markets - 0.54%
11,630	Cohen & Steers, Inc. (b)	290,285

	Communications Equipment - 0.74%
5,270	Arris Group, Inc. (a)	63,293
21,650	Nokia Corp. - ADR (b)	336,441

		399,734

	Computers & Peripherals - 4.06%
39,690	Sandisk Corp. (a)	1,374,465
44,560	Seagate Technology (a)	813,665

		2,188,130

	Construction & Engineering - 0.75%
8,730	Fluor Corp.	406,032

	Electronic Equipment & Instruments - 1.85%
1,920	Dolby Laboratories, Inc. (a)	112,646
32,200	Tyco Electronics Ltd.	884,856

		997,502

	Energy Equipment & Services - 9.60%
10,650	Core Laboratories N.V. (b)	1,393,020
21,450	National-Oilwell Varco, Inc.	870,441
183,300	Weatherford International Ltd. (a)	2,907,138

		5,170,599

	Health Care Equipment & Supplies - 2.62%
28,110	Covidien Plc	1,413,371

	Health Care Providers & Services - 7.01%
115,510	UnitedHealth Group, Inc.	3,773,712

	Industrial Conglomerates - 2.72%
38,230	Tyco International Ltd.	1,462,298

	Machinery - 1.84%
24,490	Pall Corp.	991,600

	Media - 18.01%
425	Ascent Media Corp. (a)(b)	11,581
95,460	Cablevision Systems Corp. (b)	2,304,404
8,090	CBS Corp. (b)	112,775
150,730	Comcast Corp. - Series C	2,708,618
16,800	Comcast Corp.	316,176
33,451	DIRECTV (a)	1,130,978
6,890	Discovery Communications, Inc. - Series C (a)	202,635
6,890	Discovery Communications, Inc. (a)(b)	232,813
5,920	Liberty Global, Inc. - Series C (a)	171,029
5,810	Liberty Global, Inc. (a)(b)	169,420
7,340	Liberty Media Corporation - Capital (a)	266,956
50,560	Liberty Media Corporation - Interactive (a)	774,073
3,644	Liberty Media Corporation - Starz (a)	199,254
31,115	Madison Square Garden, Inc. (a)	676,129
7,250	Viacom, Inc. (a)	249,255
10,340	World Wrestling Entertainment, Inc. (b)	178,882

		9,704,978

	Metals & Mining - 1.91%
8,220	Freeport-McMoRan Copper & Gold, Inc.	686,699
7,590	Nucor Corp.	344,434

		1,031,133

	Oil & Gas - 10.07%
74,485	Anadarko Petroleum Corp.	5,424,743

	Pharmaceuticals - 7.42%
4,060	Anesiva, Inc. (a)(b)	93
87,830	Forest Laboratories, Inc. (a)	2,754,349
5,090	Teva Pharmaceutical Industries Ltd. - ADR	321,077
21,490	Valeant Pharmaceuticals International (a)(b)	922,136

		3,997,655

	Semiconductor & Semiconductor Equipment - 5.39%
41,290	Broadcom Corp.	1,370,002
10,750	Cree, Inc. (a)(b)	754,865
4,060	DSP Group, Inc. (a)	33,820
25,900	Intel Corp.	576,534
7,260	Standard Microsystems Corp. (a)	169,013

		2,904,234

	Software - 1.45%
8,340	Advent Software, Inc. (a)(b)	373,215
13,830	Autodesk, Inc. (a)	406,879

		780,094

	Specialty Retail - 0.19%
18,870	Charming Shoppes, Inc. (a)(b)	103,030

	Thrifts & Mortgage Finance - 2.17%
35,550	Astoria Financial Corp.	515,475
39,460	New York Community Bancorp, Inc. (b)	652,668

		1,168,143

	Total Common Stocks (Cost $32,487,931)	53,704,215

	RIGHTS - 0.00%
	Pharmaceuticals - 0.00%
1,419	Anesiva, Inc. (a)(c)	1

	Total Rights (Cost $1,419)	1

	SHORT TERM INVESTMENTS - 0.40%
	Money Market Funds - 0.40%
218,007	Federated Prime Obligations Fund Effective Yield, 0.11%	218,007

	Total Short Term Investments (Cost $218,007)	218,007

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.25%
	Money Market Fund - 9.25%
4,983,426	Mount Vernon Prime Portfolio Effective Yield, 0.24%	4,983,426

	Total Investments Purchased as Securities Lending Collateral (Cost $4,983,426)	4,983,426

	Total Investments (Cost $37,690,783) - 109.33%	58,905,649
	Liabilities in Excess of Other Assets - (9.33)%	(5,027,727)

	TOTAL NET ASSETS - 100.00%	$53,877,922

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.
(c)	As of March 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $1, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$37,690,783

Gross unrealized appreciation	21,622,108
Gross unrealized depreciation	(407,242)

Net unrealized appreciation	21,214,866

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$9,808,009	$—	$—	$9,808,009
Energy	10,595,342	—	—	10,595,342
Financials	1,458,428	—	—	1,458,428
Health Care	18,917,802	—	1	18,917,803
Industrials	4,623,807	—	—	4,623,807
Information Technology	7,269,694	—	—	7,269,694
Materials	1,031,133	—	—	1,031,133

Total Equity	53,704,215	—	1	53,704,216

Short Term Investments	218,007	—	—	218,007

Investments Purchased as Securities Lending Collateral	4,983,426	—	—	4,983,426

Total Investments in Securities	$58,905,648	$—	$1	$58,905,649

Level 3 Reconciliation Disclosure. Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of January 1, 2010	$1,419
Accrued discounts/(amortization of premiums), net	—
Realized gain	—
Change in unrealized depreciation	(1,418)
Net sales	—
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$1

Change in unrealized depreciation during the period for Level 3 investments held at March 31, 2010.	$(1,418)

Genworth PIMCO StocksPLUS Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 3.16%
$1,400,000	American Money Management Corp.
	Series 2005-5A, 0.488%, 08/08/2017 (b)(c)	$1,271,858
989,338	Ares Capital Corp.
	Series 2006-6RA, 0.483%, 03/12/2018 (b)(c)	867,788
2,000,000	Magnolia Funding Ltd.
	Series 2010-1A, 3.000%, 04/20/2017 (Acquired 03/24/2010, Cost $2,599,287) (d)	2,639,255
	SLM Student Loan Trust
1,000,000	Pool #2007-2, 0.249%, 07/25/2017 (b)	991,550
634,638	Series 2008-9, 1.749%, 04/25/2023 (b)	657,103
67,647	South Carolina Student Loan Corp.
	3.207%, 09/02/2014 (b)	67,639

	Total Asset Backed Securities (Cost $6,518,337)	6,495,193

	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.17%
1,000,000	American General Mortgage Loan Trust
	Series 2010-1A, 5.650%, 03/25/2040 (Acquired 03/29/2010, Cost $999,760) (b)(d)	999,760
1,141,044	American Home Mortgage Investment Trust
	Series 2004-4, 2.229%, 02/25/2045 (b)	928,755
	Bank of America Mortgage Securities
673,116	Series 2004-A, 3.522%, 02/25/2034 (b)	581,043
844,895	Series 2005-E, 5.376%, 06/25/2035 (b)	760,655
50,853	Citigroup Mortgage Loan Trust, Inc.
	Series 2005-6, 4.248%, 09/25/2035 (b)	45,048
600,000	Commercial Mortgage Loan Trust
	Series 2008-LS1, 6.221%, 12/10/2049 (b)	590,962
	Countrywide Alternative Loan Trust
324,694	Series 2007-7T2, 6.000%, 04/25/2037	210,846
299,568	Series 2006-OC9, 0.321%, 12/25/2046 (b)	285,001
420,391	2006-OA21, 0.446%, 03/20/2047 (b)	225,464
	Countrywide Home Loans
86,558	2004-29, 0.576%, 02/25/2035 (b)	47,287
1,616,011	Series 2005-HYB9, 5.250%, 02/20/2036 (b)	1,068,835
196,972	2006-OA5, 0.446%, 04/25/2046 (b)	99,363
	Deutsche ALT-A Securities, Inc.
1,454,203	Series 2005-1, 0.746%, 02/25/2035 (b)	1,157,088
173,331	Series 2007-1, 0.336%, 08/25/2037 (b)	166,714
2,071,058	First Horizon Alternative Mortgage Securities
	Series FLT, 2.468%, 08/25/2034 (b)	1,729,415
68,801	Globaldrive Auto Receivables
	Series 2008-2, 4.000%, 10/20/2016	94,819
200,000	Greenwich Capital Commercial Funding Corp.
	Series 2007-GG9, 5.381%, 03/10/2039	205,960
500,000	GS Mortgage Securities Corp.
	Series 2007-EOP, 0.379%, 03/06/2020 (b)(c)	466,326

	GSR Mortgage Loan Trust
48,817	Series 2005-AR6, 2.953%, 09/25/2035 (b)	45,082
300,000	Series 2005-AR6, 4.544%, 09/25/2035 (b)	221,214
525,820	Series 2005-AR7, 5.210%, 11/25/2035 (b)	483,259
253,922	Series 2007-3F, 5.000%, 05/25/2037	225,227
245,676	Harborview Mortgage Loan Trust
	Series 2006-9, 0.447%, 11/19/2036 (b)	143,668
639,136	IXIS Real Estate Capital Trust
	Series A-3, 0.586%, 02/25/2036 (b)	555,703
1,235,137	JP Morgan Mortgage Acqusition Corp.
	Series 2006-FRE1, 0.436%, 05/25/2035 (b)	1,080,684
160,397	JP Morgan Mortgage Trust
	Series 2006-S2, 5.875%, 06/25/2021	147,383
265,121	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR, 5.353%, 06/25/2036 (b)	228,968
368,467	Newgate Funding Plc
	Series 2007-3X, 0.614%, 12/15/2050 (b)	537,073
1,136,168	Nomura Asset Acceptance Corp.
	Series 2005-AR5, 5.050%, 10/25/2035 (b)	775,593
422,912	Structured Asset Mortgage Corp.
	Series 2006-AR3, 0.456%, 04/25/2036 (b)	228,814
289,308	Washington Mutual
	Series 2006-AR14, 5.591%, 11/25/2036 (b)	219,722
236,074	Wells Fargo Mortgage Backed Securities
	Series 2006-AR8, 5.132%, 04/25/2036 (b)	202,959

	Total Collateralized Mortgage Obligations (Cost $13,266,059)	14,758,690

	CORPORATE BONDS - 25.08%
	Airlines - 0.21%
400,000	United Airlines, Inc.
	10.400%, 11/01/2016 (Callable at $100.00 on 11/1/2016) (a)	430,000

	Banks - 8.18%
100,000	Citigroup, Inc.
	4.750%, 02/10/2019 (b)	129,168
2,000,000	Commonwealth Bank of Australia
	0.808%, 03/19/2013 (b)(c)	2,005,154
	Dexia Credit Local SA
3,300,000	0.928%, 09/23/2011 (b)(c)	3,325,040
800,000	0.652%, 03/05/2013 (b)(c)	801,307
	ING Bank N.V.
300,000	0.881%, 01/13/2012 (b)(c)	299,523
900,000	2.625%, 02/09/2012 (b)	921,653
300,000	Intesa SanPaolo SpA
	0.751%, 01/19/2012 (b)	300,047
500,000	Lloyds TSB Group plc
	12.000%, 12/16/2024 (Callable at $100.00 on 12/29/2049) (b)(c)	428,628
300,000	Macquarie Bank Limited
	2.600%, 01/20/2012 (b)(c)	306,340
	The Royal Bank of Scotland Group Plc
1,900,000	1.450%, 10/20/2011 (b)(c)	1,908,985
2,000,000	1.500%, 03/30/2012 (b)(c)	1,999,258
2,000,000	2.625%, 05/11/2012 (b)(c)	2,042,972
200,000	8.162%, 10/05/2012 (credit linked to Argon Capital PLC)
	(Callable at 100.00 on 10/5/2012) (Acquired 04/08/2009, Cost $94,413) (b)(d)(f)	195,766
100,000	7.640%, 03/31/2049 (Callable at $100.00 on 9/29/2017) (b)	63,500

1,000,000	Santander US Debt SA
	1.089%, 03/30/2012 (b)(c)	999,976
1,100,000	UBS AG, Stamford Branch
	1.352%, 02/23/2012 (b)	1,105,849

		16,833,166

	Building Products - 0.30%
600,000	Masco Corp.
	5.875%, 07/15/2012 (Callable at $100.00 on 7/15/2012)	627,695

	Capital Markets - 0.22%
500,000	Morgan Stanley
	0.701%, 10/18/2016 (b)	457,883

	Consumer Finance - 0.25%
510,000	American General Finance Corp.
	4.875%, 05/15/2010	508,597

	Diversified Financial Services - 4.56%
147,583	Chrysler Financial Co.
	Term B 4.240%, 08/03/2012	147,962
	CIT Group, Inc.
28,017	7.000%, 05/01/2013 (Callable at $100.00 on 5/1/2013) (a)	27,457
142,026	7.000%, 05/01/2014 (Callable at $100.00 on 5/1/2014) (a)	134,570
342,026	7.000%, 05/01/2015 (Callable at $100.00 on 5/1/2015) (a)	319,794
70,043	7.000%, 05/01/2016 (Callable at $100.00 on 5/1/2016)	64,790
98,061	7.000%, 05/01/2017 (Callable at $100.00 on 5/1/2017) (a)	90,706
700,000	Citigroup, Inc.
	6.125%, 11/21/2017	721,160
700,000	El Paso Performance-Linked Trust
	7.750%, 07/15/2011 (Callable at $100.50 on 7/15/2011) (b)(c)	728,193
1,000,000	FBG Finance Ltd.
	5.125%, 06/15/2015 (b)(c)	1,055,330
5,700,000	Glencore Funding LLC
	6.000%, 04/15/2014 (Callable at $100.35 on 4/15/2014) (b)(c)	5,851,392
	International Lease Finance Corp.
100,000	1.150%, 07/06/2010 (b)	134,543
100,000	5.125%, 11/01/2010	100,132

		9,376,029

	Diversified Telecommunication Services - 0.90%
600,000	Sprint Capital Corp.
	7.625%, 01/30/2011 (Callable at $100.00 on 1/30/2011)	620,250
1,200,000	Verizon Wireless Cap LLC
	3.750%, 05/20/2011 (Callable at $100.00 at 5/20/2011)	1,237,696

		1,857,946

	Financial Services - 1.80%
3,000,000	LeasePlan Corporation N.V.
	3.000%, 05/07/2012 (b)(c)	3,101,520
700,000	SLM Corp.
	0.549%, 01/27/2014 (b)	606,181

		3,707,701

	Health Care Services - 0.20%
400,000	HCA, Inc.
	7.250%, 09/15/2020 (Callable at $100.00 on 3/15/2018) (b)(c)	406,500

	Hotels, Restaurants & Leisure - 0.51%
500,000	MGM Mirage
	9.000%, 03/15/2020 (Callable at $100.00 on 3/15/2017) (Acquired 03/09/2010, Cost $511,250) (d)	517,500
500,000	Starwood Hotels & Resorts Worldwide, Inc.
	7.875%, 05/01/2012 (Callable at $100.00 on 5/1/2012)	543,750

		1,061,250

	Independent Power Producers & Energy Traders - 0.45%
900,000	Aes Corp.
	8.750%, 05/15/2013 (Callable at $100.00 on 5/15/2011) (b)(c)	918,000

	Insurance - 1.23%
	American International Group, Inc.
200,000	5.600%, 10/18/2016 (a)	186,402
1,200,000	8.175%, 05/15/2068 (Callable at $100.00 on 5/15/2038) (b)	1,023,000
800,000	Hartford Financial Services Group, Inc.
	6.000%, 01/15/2019 (Callable at $100.00 on 1/15/2019)	820,638
500,000	MetLife, Inc.
	0.651%, 07/13/2011 (b)(c)	499,553

		2,529,593

	Real Estate Investment Trusts - 0.25%
500,000	Reckson Operating Partnership LP
	7.750%, 03/15/2020 (Callable at $100.00 on 3/15/2020) (b)(c)	509,385

	Specialty Retail - 1.77%
3,000,000	AutoZone, Inc.
	7.125%, 08/01/2018 (Callable at $100.00 on 8/1/2018)	3,406,314
200,000	Macy’s Retail Holdings, Inc.
	8.875%, 07/15/2015 (Callable at $100.00 on 7/15/2015)	227,000

		3,633,314

	Technology Hardware & Equipment - 0.10%
200,000	Seagate Technology Holdings
	6.375%, 10/01/2011 (Callable at $100.00 on 10/1/2011)	208,000

	Tobacco - 4.15%
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,231,509
6,000,000	9.250%, 08/06/2019	7,302,726

		8,534,235

	Total Corporate Bonds (Cost $44,635,769)	51,599,294

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 2.59%
	Federal Home Administration
924,249	7.430%, 03/01/2021 (b)	794,460
903,825	7.430%, 02/01/2024 (b)	737,630
	Federal Home Loan Mortgage Corp.
134,351	Series 3492, 1.030%, 01/15/2036 (b)	134,350
585,640	Series T-059, 6.500%, 10/25/2043	644,628
	Federal National Mortgage Association
387,753	Pool #822101, 3.417%, 05/01/2035 (b)	400,632
355,651	Pool #834558, 5.062%, 09/01/2035 (b)	375,403
56,786	Pool #844000, 2.816%, 11/01/2035 (b)	57,663
362,208	Pool #866888, 3.407%, 01/01/2036 (b)	376,228
114,351	Series 2006-14, 1.099%, 03/25/2036 (b)	114,081
608,755	Series 2006-58, 0.946%, 07/25/2036 (b)	607,564
604,545	Series 2008-41, 6.554%, 11/25/2036 (Acquired 03/11/2010, Cost $79,219) (b)(d)	81,863
1,467,764	Series 2007-39, 6.524%, 05/25/2037 (Acquired 03/09/2010, Cost $194,529) (b)(d)	174,128
689,904	Series 2007-73, 0.306%, 07/25/2037 (b)	589,453
1,042,046	Series 2007-75, 6.984%, 08/25/2037 (Acquired 03/10/2010, Cost $153,096) (b)(d)	150,366
598,723	Series 2008-10, 6.734%, 03/25/2038 (Acquired 03/17/2010, Cost $83,834) (b)(d)	79,775

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $5,497,567)	5,318,224

	REPURCHASE AGREEMENTS - 0.48%
	Barclays Repurchase Agreement
815,000	0.340%, 11/06/2011
	(Collateralized by Allegheny Energy Supply,
	value $284,747, 8.25%, 4/15/2012 and
	Tyco International Group, value $184,307,
	6.38%, 10/15/2011 and Time Warner
	Entertainment, value $396,805, 10.15%, 5/1/2012) (d)	815,000
180,000	0.340%, 12/29/2011
	(Collateralized by Western Oil Sands Inc.,
	value $189,760, 8.38%, 5/01/2012) (d)	180,000

	Total Repurchase Agreements (Cost $995,000)	995,000

	U.S. GOVERNMENT AGENCY ISSUES - 0.05%
	Small Business Administration Participant
89,451	Series 2008-201, 5.600%, 09/01/2028	96,261

	Total U.S. Government Agency Issues (Cost $89,450)	96,261

	U.S. TREASURY OBLIGATIONS - 2.37%
	U.S. Treasury Notes - 2.37%
296,000	1.000%, 09/30/2011 (e)	297,284
1,100,000	3.250%, 12/31/2016 (e)	1,101,805
3,300,000	3.125%, 01/31/2017 (e)	3,277,573
200,000	3.625%, 02/15/2020 (a)(e)	196,656

	Total U.S. Treasury Obligations (Cost $4,906,017)	4,873,318

Notional Amount
	PURCHASED OPTIONS - 0.00%
	Options on Currency Contracts - 0.00%
	Call Options
$2,900,000	U.S. Dollar - Japanese Yen (d)
	Expiration: June, 2010, Exercise Price: $107.85	1,923
	Options on Futures Contracts - 0.00%
	Put Options
200	S&P 500 Future
	Expiration: June, 2010, Exercise Price: $525.00	2,500

	Total Purchased Options (Cost $52,440)	4,423

Principal Amount
	SHORT TERM INVESTMENTS - 57.40%
	Commercial Paper - 17.17%
	Federal Home Loan Bank
$6,100,000	Effective Yield, 0.14%, 04/07/2010	6,099,858
14,300,000	Effective Yield, 0.151%, 04/14/2010	14,299,222
	Federal Home Loan Mortgage Corp.
6,825,000	Effective Yield, 0.000%, 04/01/2010	6,825,000
2,000,000	Effective Yield, 0.162%, 04/06/2010	1,999,955
4,100,000	Effective Yield, 0.200%, 07/14/2010 (a)	4,097,631
	Federal National Mortgage Association
2,000,000	Effective Yield, 0.149%, 04/05/2010	1,999,967

		35,321,633

Number of Shares
	Money Market Funds - 1.40%
2,873,798	Federated Prime Obligations Fund
	Effective Yield, 0.11%	2,873,798

Principal Amount
	Repurchase Agreement - 14.82%
$9,800,000	U.S. Agency Repurchase Agreement, 0.01%, 4/1/2010,
	(Collateralized by Federal Home Loan Mortgage,
	value $10,013,139, 0.19%, 5/01/2012)	9,800,000
20,700,000	U.S. Treasury Repurchase Agreement, 0.03%, 4/1/2010,
	(Collateralized by a U.S. Treasury Agency Issue,
	value $21,028,874, 0.88%, 4/15/2010)	20,700,000

		30,500,000

	U.S. Treasury Obligations - 24.01%
	U.S. Treasury Bills - 24.01%
4,100,000	Effective Yield, 0.115%, 04/08/2010 (a)	4,099,908
12,300,000	Effective Yield, 0.140%, 04/29/2010 (a)	12,298,660
16,360,000	Effective Yield, 0.117%, 05/06/2010 (a)	16,357,690
2,100,000	Effective Yield, 0.143%, 08/05/2010	2,098,809
4,690,000	Effective Yield, 0.150%, 08/12/2010 (e)	4,687,106
179,000	Effective Yield, 0.150%, 08/19/2010 (e)	178,875
8,570,000	Effective Yield, 0.163%, 08/26/2010 (e)	8,563,350
1,126,000	Effective Yield, 0.165%, 09/02/2010 (e)	1,125,061

		49,409,459

	Total Short Term Investments (Cost $118,103,989)	118,104,890

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 18.82%
	Money Market Fund - 18.82%
38,724,521	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	38,724,521

	Total Investments Purchased as Securities Lending Collateral (Cost $38,724,521)	38,724,521

	Total Investments (Cost $232,789,149) - 117.12%	240,969,814
	Liabilities in Excess of Other Assets - (17.12)%	(35,229,479)

	TOTAL NET ASSETS - 100.00%	205,740,335

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2010.
(c)	Restricted securities as defined in Rule 144 under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $29,793,028, which represents 14.48% of total net assets.
(d)	Restricted securities as defined in Rule 144 under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $5,835,336, which represents 2.84% of total net assets.
(e)	Partially assigned as collateral for certain future, swap and options contracts.
(f)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$232,789,149

Gross unrealized appreciation	8,900,382
Gross unrealized depreciation	(719,717)

Net unrealized appreciation	8,180,665

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Genworth PIMCO StocksPLUS Fund

Schedule of Forward Sale Commitments

March 31, 2010

(Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal National Mortgage Association, 5.50%, 4/01/2036	$7,000,000	4/13/2010	$7,350,313	$7,378,441
Federal National Mortgage Association, 5.00%, 4/01/2039	5,000,000	4/13/2010	5,141,406	5,158,595

	$12,000,000		$12,491,719	$12,537,036

Genworth PIMCO StocksPLUS Fund

Schedule of Open Forward Currency Contracts

March 31, 2010

(Unaudited)

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
4/5/2010	U.S. Dollars	333,000	Brazilian Real	613,719	$(11,753)
6/2/2010	U.S. Dollars	17,219	Brazilian Real	31,119	(42)
4/26/2010	U.S. Dollars	6,476,284	European Monetary Unit	4,773,000	29,442
4/26/2010	U.S. Dollars	923,678	British Pound	586,000	34,566
6/24/2010	U.S. Dollars	1,328,116	British Pound	882,000	(9,617)
4/16/2010	U.S. Dollars	348,291	Philippines Pesos	15,858,400	(2,019)
4/5/2010	Brazilian Real	613,719	U.S. Dollars	350,115	(5,362)
6/15/2010	Chinese Yuan	14,550,200	U.S. Dollars	2,200,000	(30,839)
4/26/2010	European Monetary Unit	2,031,000	U.S. Dollars	2,758,015	(14,764)
4/19/2010	Japanese Yen	9,251,000	U.S. Dollars	102,195	(3,234)
11/12/2010	Korean Won	779,599,700	U.S. Dollars	668,617	14,528
4/16/2010	Philippines Pesos	15,858,400	U.S. Dollars	344,000	6,309
11/15/2010	Philippines Pesos	15,858,400	U.S. Dollars	342,124	764
9/16/2010	Singapore Dollar	952,264	U.S. Dollars	676,708	3,419

					$11,398

Genworth PIMCO StocksPLUS Fund

Schedule of Open Futures Contracts

March 31, 2010

(Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
Euro-Bobl Future	3	473,919	Jun-10	$851
Euro-Bund Future	33	5,490,343	Jun-10	7,240
S&P 500 Index Mini Futures	728	42,566,160	Jun-10	1,490,177
S&P 500 Index Futures	431	126,009,150	Jun-10	5,298,117

				$6,796,385

Genworth PIMCO StocksPLUS Fund

Schedule of Options Written

March 31, 2010

(Unaudited)

Notional Amount		Value
	OPTIONS ON CURRENCY CONTRACTS
	Call Options
$300,000.00	U.S. Dollar - Korean Won*
	Expiration: September, 2010, Exercise Price: $1,500.00	$3
600,000	U.S. Dollar - Korean Won*
	Expiration: September, 2010, Exercise Price: $1,500.00	4
1,100,000	U.S. Dollar - Japanese Yen*
	Expiration: April, 2010, Exercise Price: $94.00	7,474

		7,481

	Put Options
1,000,000	U.S. Dollar - Japanese Yen*
	Expiration: April, 2010, Exercise Price: $88.00	32

Contracts
	OPTIONS ON FUTURES CONTRACTS
	Call Options
15	S&P 500 Futures
	Expiration: April, 2010, Exercise Price: $1,200.00	$8,063
16	U.S. Treasury 10 Year Note Future
	Expiration: May, 2010, Exercise Price: $119.00	750
8	U.S. Treasury 30 Year Bond Future
	Expiration: June, 2010, Exercise Price: $119.00	4,000

		12,813

	Put Options
15	S&P 500 Futures
	Expiration: April, 2010, Exercise Price: $1,120.00	12,750
16	U.S. Treasury 10 Year Note Future
	Expiration: May, 2010, Exercise Price: $114.00	2,000
8	U.S. Treasury 30 Year Bond Future
	Expiration: June, 2010, Exercise Price: $111.00	2,000

		16,750

Notional Amount
	INTEREST RATE SWAPTIONS
	Call Options
$1,100,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 19, 2010, Exercise Rate: 2.750%	18
1,000,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 19, 2010, Exercise Rate: 2.750%	16
1,900,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 19, 2010, Exercise Rate: 3.500%	830
1,700,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: June 14, 2010, Exercise Rate: 3.500%	5,148
11,200,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: August 31, 2010, Exercise Rate: 3.250%	32,043
2,500,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: October 29, 2010, Exercise Rate: 3.250%	10,545

		48,600

	Put Options
9,500,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: December 1, 2010, Exercise Rate: 4.000%	73,749
800,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 19, 2010, Exercise Rate: 4.000%	17
2,500,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: October 29, 2010, Exercise Rate: 5.000%	15,783
13,500,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: August 31, 2010, Exercise Rate: 4.750%	71,874
1,700,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: June 16, 2010, Exercise Rate: 4.500%	4,078
4,800,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 19, 2010, Exercise Rate: 4.250%	1,483
1,900,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 19, 2010, Exercise Rate: 4.250%	587
3,900,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 19, 2010, Exercise Rate: 5.000%	8
3,800,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 19, 2010, Exercise Rate: 5.000%	8
4,700,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: April 19, 2010, Exercise Rate: 5.000%	9
1,100,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: August 31, 2010, Exercise Rate: 6.000%	265

		167,861

	Total Options Written (Premiums received $671,000)	$253,537

Genworth PIMCO StocksPLUS Fund

Schedule of Interest Rate Swaps

March 31, 2010

(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation (Depreciation)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Bank of America	2,400,000	$(196,956)	$(288,523)	$91,567
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Barclays Bank	2,900,000	(237,988)	(484,156)	246,168
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	BNP Paribas	1,100,000	(90,271)	(168,601)	78,330
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Goldman Sachs	1,000,000	(82,065)	(127,256)	45,191
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Morgan Stanley	1,400,000	(114,890)	(200,344)	85,454
Receive	3-Month-USD-LIBOR	4.000%	6/6/2020	Royal Bank of Scotland	1,600,000	(10,724)	20,560	(31,284)
Receive	3-Month-ICAP-CMM-FRA*	4.500%	7/26/2010	Goldman Sachs	4,400,000	56,359	50,525	5,834
Pay	3-Month-CAD-BA-CDOR	5.000%	12/19/2028	Royal Bank of Scotland	700,000	(17,845)	(6,134)	(11,711)
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	JPMorgan Chase	2,300,000	21,510	(1,928)	23,438
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	Royal Bank of Scotland	3,200,000	29,927	(30,394)	60,321
Pay	Brazil Cetip Interbank Deposit*	11.570%	1/2/2012	JPMorgan Chase	4,800,000	34,449	22,727	11,722

						$(608,494)	$(1,213,524)	$605,030

Genworth PIMCO StocksPLUS Fund

Schedule of Credit Default Swaps

March 31, 2010

(Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues — Buy Protection(1)

Reference Obligation	Implied Credit Spread at March 31, 2010(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.250%, 08/06/2019	1.89%	(1.420%)	3/20/2019	Goldman Sachs	$3,000,000	$102,542.00	$0.00	$102,542.00
Altria Group, Inc., 7.000%, 11/04/2013	1.89%	(1.450%)	3/20/2019	Royal Bank of Scotland	3,000,000	95,456	—	95,456
Altria Group, Inc., 9.700%, 11/10/2018	1.88%	(1.520%)	12/20/2018	Goldman Sachs	1,000,000	25,073	—	25,073
American International Group, Inc., 6.250%, 05/01/2036	2.64%	(4.300%)	3/20/2019	Goldman Sachs	200,000	(22,648)	—	(22,648)
Autozone, Inc., 7.125%, 08/01/2018	0.75%	(1.320%)	9/20/2018	Deutsche Bank	3,000,000	(125,844)	—	(125,844)
Citigroup, Inc., 6.500%, 01/18/2011*	1.58%	(1.000%)	9/20/2019	Deutsche Bank	100,000	4,344	$6,355	(2,011)
Fosters Financial Corp., 4.875%, 10/01/2014	0.54%	(1.600%)	6/20/2015	Barclays Bank	1,000,000	(52,125)	—	(52,125)
Glencore Funding LLC, 6.000%, 04/15/2014	1.50%	(5.000%)	6/20/2014	Barclays Bank	5,700,000	(787,797)	1,539,000	(2,326,797)
Goldman Sachs Group, Inc., 5.625%, 01/15/2017*	2.23%	(1.000%)	6/20/2014	Deutsche Bank	400,000	19,049	49,252	(30,203)
Hartford Financial Services Group, 6.000%, 01/15/2019	1.85%	(5.000%)	3/20/2019	Deutsche Bank	500,000	(111,777)	35,000	(146,777)
Macys, Inc., 7.450%, 07/15/2017	1.83%	(1.000%)	9/20/2015	BNP Paribas	200,000	8,084	8,253	(169)
Masco Corporation, 6.125%, 10/03/2016*	1.04%	(1.000%)	9/20/2012	BNP Paribas	200,000	206	2,162	(1,956)
Masco Corporation, 6.125%, 10/03/2016*	1.04%	(1.000%)	9/20/2012	JP Morgan Chase	500,000	516	7,404	(6,888)
Seagate Technology, 6.800%, 10/01/2016	1.17%	(1.000%)	12/20/2011	Goldman Sachs	200,000	570	1,908	(1,338)
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/2018	0.96%	(1.000%)	6/20/2012	Deutsche Bank	600,000	(527)	(576)	49
Wells Fargo & Co., 5.000%, 11/15/2014	1.06%	(2.400%)	3/20/2014	Deutsche Bank	100,000	(5,091)	—	(5,091)

						$(849,969)	$1,648,758	$(2,498,727)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues — Sell Protection(2)

Reference Obligation	Implied Credit Spread at March 31, 2010(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation
Anheuser-Busch InBev NV, 8.625%, 01/30/2017*	0.22%	1.000%	6/20/2013	Barclays	$400,000	$9,951	$1,502	$8,449
Anheuser-Busch InBev NV, 8.625%, 01/30/2017*	0.22%	1.000%	6/20/2013	Barclays	800,000	19,901	2,504	17,397
China (Peoples Republic of), 4.750%, 10/29/2013*	0.62%	0.820%	12/20/2014	JP Morgan Chase	900,000	8,314	0	8,314
China (Peoples Republic of), 4.750%, 10/29/2013*	0.62%	0.850%	12/20/2014	Barclays	400,000	4,235	0	4,235
Mexico, 7.500%, 04/08/2033*	0.56%	1.000%	3/20/2011	Barclays	100,000	430	203	227
Mexico, 7.500%, 04/08/2033*	0.56%	1.000%	3/20/2011	Royal Bank of Scotland	100,000	430	181	249
New Jersey, 5.250%, 07/01/2019*	1.55%	1.720%	3/20/2020	Goldman Sachs	300,000	3,153	0	3,153
SLM Corp., 5.125%, 08/27/2012	3.28%	5.000%	3/20/2014	Deutsche Bank	100,000	6,055	(10,750)	16,805
South Korea (Republic of), 4.250%, 06/01/2013*	0.39%	1.000%	3/20/2011	Deutsche Bank	100,000	597	406	191

						$53,066	$(5,954)	$59,020

Credit Default Swaps on Credit Indices — Buy Protection(1)

Index/Tranches	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Value	Upfront Premiums Paid	Unrealized (Depreciation)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	Deutsche Bank	$2,147,200	$66,447	$149,365	$(82,918)
CDX.IG-10 10-Year Index	(1.500%)	6/20/2018	Bank of America	2,904,000	(55,909)	5,076	(60,985)
CDX.IG-11 10-Year Index	(1.400%)	12/20/2018	Deutsche Bank	1,000,000	(16,596)	38,097	(54,693)

					$(6,058)	$192,538	$(198,596)

Genworth PIMCO StocksPLUS Fund

Schedule of Total Return Swaps

March 31, 2010

(Unaudited)

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index*	19,081	3-Month USD-LIBOR	$36,333,792	6/15/2010	Merrill Lynch	$616,125

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
4)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
*	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$5,627,405	$867,788	$6,495,193
Collateralized Mortgage Obligations	—	14,758,690	—	14,758,690
Corporate Bonds	—	51,599,294	—	51,599,294
Mortgage Backed Securities - U.S. Government Agency	—	5,318,224	—	5,318,224
U.S. Government Agency Issues	—	96,261	—	96,261
U.S. Treasury Obligations	—	4,873,318	—	4,873,318

Total Fixed Income	—	82,273,192	867,788	83,140,980

Purchased Options	4,423	—	—	4,423

Repurchase Agreements	—	995,000	—	995,000

Short Term Investments	2,873,798	115,231,092	—	118,104,890

Investments Purchased as Securities Lending Collateral	38,724,521	—	—	38,724,521

Total Investments in Securities	$41,602,742	$198,499,284	$867,788	$240,969,814

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$11,398	$—	$11,398
Forward Sale Commitments	—	12,537,036	—	12,537,036
Futures	6,796,385	—	—	6,796,385
Options Written	37,076	216,461	—	253,537
Swaps	—	(1,417,148)	—	(1,417,148)

Total	$6,833,461	$11,347,747	$—	$18,181,208

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, forward sale commitments, futures, options written , credit default swaps, interest rate swaps and total return swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments and written options are reflected at the unrealized appreciation (depreciation) on the instrument. Forward sale commitments and written options are reflected at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Reconciliation Disclosure

Description	Investments in Securities
Balance as of January 1, 2010	$—
Accrued discounts	1,488
Realized gain	—
Change in unrealized depreciation	(77,546)
Net purchases	943,836
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$867,778

Change in unrealized depreciation during the period for Level 3 investments held at March 31, 2010.	$(77,546)

The Fund’s sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, as efficient means to gain exposure to an index or market sector; to adjust and manage interest rate and volatility exposure and replicate government bond positions; to adjust yield curve exposures and substitute for physical securities; to manage credit exposure without buying or selling securities outright and to manage portfolio duration and/or enhance yield.

Balance Sheet—Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives 2010		Liability Derivatives 2010
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts - Options	Investments, at value	$1,923	Options Written, at value	$232,724
Interest Rate Contracts - Futures*	Variation margin on futures contracts	8,091		—
Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	648,025	Depreciation on Swap Agreements	42,995
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	89,028	Depreciation of forward currency contracts	77,630
Credit Contracts - Swaps	Appreciation on Swap Agreements	282,140	Depreciation on Swap Agreements	2,920,443
Equity Contracts - Options	Investments, at value	2,500	Options Written, at value	20,813
Equity Contracts - Futures*	Variation margin on futures contracts	6,788,294		—
Equity Contracts - Swaps*	Appreciation on Swap Agreements	616,125		—

Total		$8,436,126		$3,294,605

*	Includes cumulative appreciation (depreciation) of futures contracts or total return swap agreements as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the statement of assets & liabilities.

The average monthly market value of purchased and written options during the year ended March 31, 2010 were as follows:

Genworth PIMCO StocksPLUS Fund
Purchased options	$6,130
Written Options	$(183,942)

The average monthly notional amount of futures, forwards and swaps during the year ended March 31, 2010 for were as follows:

Long Positions	Genworth PIMCO StocksPLUS Fund
Futures	$144,523,251
Forwards	$7,228,120
Swaps	$87,421,378

Short Positions	Genworth PIMCO StocksPLUS Fund
Forwards	$(6,978,504)

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Genworth Putnam International Capital Opportunities Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.65%
	Australia - 4.60%
10,986	Alesco Corp. Ltd.	$30,217
11,593	Aquarius Platinum, Ltd.	73,426
52,205	Beach Petroleum, Ltd.	35,464
33,962	BlueScope Steel, Ltd. (a)	90,551
13,149	Corp Express Australia, Ltd.	67,383
4,455	Crane Group, Ltd.	36,583
5,628	Flight Centre, Ltd.	108,171
32,617	Incitec Pivot, Ltd.	103,622
129,858	ING Industrial Fund	52,902
93,702	Kagara Limited (a)	69,148
95,832	Pacific Brands, Ltd. (a)	116,447
52,568	Sigma Pharmaceutical, Ltd.	22,431
3,979	Sims Group, Ltd.	78,408
595,589	Valad Property Group (a)	57,208
24,197	Wotif.com Holdings, Ltd.	160,787

		1,102,748

	Austria - 0.98%
2,454	Andritz AG	144,877
3,449	CA Immobilien Anlagen AG (a)	41,726
2,798	EVN AG	48,524

		235,127

	Belgium - 0.98%
3,082	Euronav NV	68,125
238	Gimv NV	12,830
1,500	Omega Pharma NV	74,580
1,855	UCB SA	79,142

		234,677

	Bermuda - 1.66%
4,215	Aspen Insurance Holdings, Ltd.	121,561
1,103	Axis Capital Holdings, Ltd.	34,480
17,837	Hiscox Ltd.	90,630
4,644	Ship Finance International, Ltd. (b)	82,477
708,000	SRE Group Limited (a)	70,048

		399,196

	Canada - 5.61%
700	ATCO, Ltd. - Class I	35,115
6,077	Biovail Corp. (a)	101,657
17,756	Canaccord Capital, Inc. (a)	194,055
1,555	Dorel Industries, Inc. - Class B (a)	49,606
5,925	Ensign Energy Services, Inc.	85,755
5,738	Forzani Group, Ltd. (a)	80,789
1,600	Industrial Alliance Insurance and Financial Services, Inc. (a)	55,137
1,378	Inmet Mining Corp.	80,063
16,700	Inn Vest Real Estate Investment Trust Unit (a)	97,669
28,154	Lundin Mining Corp. (a)	149,412
6,046	Methanex Corp. (a)	146,440
5,156	Pason Systems, Inc. (a)	58,025
10,800	Precision Drilling Trust (a)	83,155
14,500	Sherritt International Corp. (a)	115,069
677	Sino-Forest Corp. (a)	13,265

		1,345,212

	Cayman Islands - 0.34%
900	Herbalife, Ltd.	41,508
900	Shanda Interactive Entertainment Ltd. - ADR (a)(b)	39,231

		80,739

	China - 0.50%
1,900	Perfect World Co., Ltd. - ADR (a)	71,155
900	Sohu.com, Inc. (a)(b)	49,140

		120,295

	Denmark - 1.65%
4,907	Dampskibsselskabet Torm A/S	50,588
2,609	East Asiatic Co., Ltd. A/S	81,409
13,023	GN Store Nord A/S (a)	77,898
3,523	H.Lundbeck A/S	66,119
4,516	Sydbank A/S (a)	120,831

		396,845

	Finland - 1.07%
4,401	Cramo Oyj	86,442
3,451	Poyry Oyj	50,066
2,149	Rautaruukki Oyj	46,455
3,220	Tieto Oyj	74,538

		257,501

	France - 5.34%
2,459	Air France-KLM (a)	38,844
5,493	Beneteau SA (a)	100,257
346	CNP Assurances	32,653
2,422	Dassault Systemes SA	143,214
24,067	Havas	121,070
1,933	IMS International Metal Service SA (a)	29,723
2,869	Ingenico	71,678
4,012	Metropole Television SA	103,562
474	Nexans SA	40,329
2,425	Nexity SA	95,301
4,402	Publicis Groupe SA	188,132
6,433	Rexel SA (a)	97,687
1,259	SEB SA	83,311
3,954	Teleperformance SA	136,126

		1,281,887

	Germany - 5.10%
2,416	Carl Zeiss Meditec AG	38,614
3,072	Celesio AG	98,183
4,125	Deutsche Lufthansa AG	68,371
1,054	Draegerwerk & Co. AG	73,397
1,844	ElringKlinger AG	45,842
10,144	Gildemeister AG	136,174
2,572	HeidelbergCement AG	143,161
7,957	Heidelberger Druck (a)	57,144
1,156	Krones AG	59,449
1,318	MTU Aero Engines Holdings AG	76,664
2,794	Norddeutsche Affinerie AG	143,928
270	Puma AG	85,522
1,087	Rheinmetall AG	77,780
1,579	STADA Arzneimittel AG	62,147
830	Wincor Nixdorf AG	56,231

		1,222,607

	Greece - 0.92%
14,030	Mytilineos Holdings SA	93,235
2,538	Public Power Corp. SA (a)	44,576
3,146	Titan Cement Co. SA	83,297

		221,108

	Guernsey - 0.44%
3,474	Amdocs, Ltd. (a)	104,602

	Hong Kong - 2.63%
15,200	Dah Sing Financial Holdings, Ltd. (a)	83,023
100,000	Hopson Development Holdings, Ltd.	161,207
12,000	Industrial & Commercial Bank of China, Ltd.	29,989
12,500	Kingboard Chemical Holdings, Ltd.	56,783
100,000	Sinofert Holdings, Ltd.	59,625
138,000	TPV Technology, Ltd.	92,861
6,000	VTech Holdings, Ltd.	64,823
9,000	Wing Hang Bank, Ltd.	82,222

		630,533

	Indonesia - 0.26%
218,500	Medco Energi International	62,282

	Ireland (Republic of) - 1.90%
14,900	Dragon Oil Plc (a)	109,325
18,080	Kingspan Group Plc (a)	156,053
4,113	Paddy Power Plc	146,163
12,546	United Drug Plc	43,508

		455,049

	Italy - 3.70%
35,912	A2A SpA	67,317
17,256	Arnoldo Mondador: Editore SpA (a)	71,781
4,036	Buzzi Unicem SpA	50,816
4,847	Danieli & Co. SpA	129,886
2,996	Fondiaria-SAI SpA	45,014
70,500	GEMINA SpA (a)	60,982
29,919	HERA SpA	70,357
5,132	Indesit Company SpA (a)	61,605
34,613	Iride SpA	67,036
24,190	Milano Assicurazioni SpA	68,626
18,515	Recordati SpA	140,823
19,626	Saras SpA	53,544

		887,787

	Japan - 21.30%
9,300	ADEKA Corp.	93,084
3,200	Aeon Delight Co.	44,992
3,600	Aica Kogyo Co.	40,171
4,900	Amano Corporation	44,650
2,600	ASKUL Corp.	49,406
600	Axell Corp.	21,527
5,000	Brother Industries, Ltd.	60,564
1,600	Canon Electronics, Inc.	35,412
4,700	Canon Marketing Japan, Inc.	64,020
4,900	Capcom Co., Ltd.	92,692
15,000	Central Glass Co.	74,171
4,900	Chiyoda Integre Co., Ltd.	66,120
3,200	Circle K Sunkus Co.	39,697
16,500	Daifuku Co., Ltd.	130,100
5,000	Daimei Telecom Engineering Corp.	36,012
900	Disco Corp.	55,469
4,800	F.C.C. Co., Ltd.	95,342
600	Hirose Electric Co., Ltd.	69,293
5,200	Hitachi Chemical Co., Ltd.	112,650
2,600	Ibiden Co., Ltd.	89,740
3,400	Ito En Ltd.	52,693
700	Itochu Techno-Solutions Corp.	23,003
13,000	Japan Aviation Electronics Industry, Ltd.	98,528
4,800	JSR Corp.	100,229
2,000	JTEKT Corporation	23,677
8,000	Kaneka Corp.	51,909
9,000	Kansai Paint Co., Ltd.	73,517
33,000	Kansai Urban Banking Corp.	51,270
3,900	Keihin Corp.	75,384
182	Kenedix, Inc. (a)	53,413
2,000	Kobayashi Pharmaceutical Co., Ltd.	82,494
8,100	Komori Corp.	100,512
3,200	Kose Corporation	75,117
4,500	Kuroda Electric	62,030
10,000	Leopalace 21 Corp. (a)	52,042
7,000	Makino Milling Machine Co., Ltd. (a)	45,454
2,200	Mandom Corp.	60,001
2,800	Maruichi Steel Tube, Ltd.	56,810
3,100	Meitec Corp.	60,784
1,700	Musashino Bank, Ltd.	48,843
5,400	Nifco, Inc.	124,565
4,100	Nihon Kohden Corp.	75,512
7,000	Nihon Parkerizing Co., Ltd.	95,059
7,000	Nippon Electric Glass Co., Ltd.	98,805
5,000	Nippon Konpo Unyu Soko Co., Ltd.	56,641
11,000	Nippon Thompson Co., Ltd.	76,671
6,500	Nishimatsu Chain Co., Ltd.	67,615
4,200	Nissin Kogyo Co., Ltd.	68,637
3,300	Nitto Denko Corp.	128,149
6,900	Nok Corp.	103,938
54	NTT Urban Development Corp.	45,719
5	Okinawa Cellular Telephone Co.	9,324
1,200	The Okinawa Electric Power Co.	62,687
7,000	Onward Holdings Co., Ltd.	54,608
1,800	Sankyo Co., Ltd.	89,110
16,000	Sanwa Holdings	53,493
3,300	Seikagaku Corp.	34,534
12,500	Shin-Etsu Polymer Co., Ltd.	95,177
2,700	Shinko Electric Industries Co., Ltd.	41,919

5,900	Sohgo Security Services Co., Ltd.	68,389
3,700	Stanley Electric Co., Ltd.	71,964
2,000	Sundrug Co., Ltd.	47,564
8,000	Suruga Bank, Ltd.	71,652
4,100	Taikisha, Ltd.	66,206
6,000	Tamron Co., Ltd.	100,672
7,000	Tanabe Seiyaku Co., Ltd.	98,915
1,300	Tokai Rika Co., Ltd.	26,735
12,000	Tokai Tokyo Securities Co., Ltd.	50,130
20,000	Tokyu Land Corp.	76,555
4,200	Toppan Forms Co., Ltd.	46,418
6,000	Toshiba Machine Co., Ltd.	25,584
3,400	Toyoda Gosei Co., Ltd.	95,473
5,300	Toyota Boshoku Corp.	101,889
300	Tsuruha Holdings, Inc.	10,756
3,800	Yamaha Corp.	49,128
3,800	Yamaha Motor Co. (a)	57,086
3,000	Yamato Kogyo Co., Ltd.	99,801

		5,109,902

	Jersey - 0.55%
9,587	Informa Plc	56,346
9,081	UTD Business Media	75,646

		131,992

	Mexico - 0.86%
71,556	Cemex, S.A.B. de C.V. (a)	73,444
29,700	Grupo Financiero Banorte, S.A.B. de C.V.	131,736

		205,180

	Netherlands - 2.67%
5,285	Aalberts Industries NV	84,182
6,065	Arcadis NV	128,020
2,883	Hunter Douglas NV	147,259
2,971	Koninklijke Boskalis Westminster NV	113,658
3,697	OPG Groep NV	68,083
10,706	Ordina NV (a)	60,096
6,452	SNS REAAL NV (a)	40,222

		641,520

	New Zealand - 0.20%
31,568	Vector Ltd.	47,554

	Norway - 2.66%
131,000	Det Norske Oljeselskap ASA (a)	163,776
7,400	Petroleum Geo-Services ASA (a)	97,203
2,400	Schibsted ASA	60,602
13,132	SpareBank 1 SR-Bank (a)	107,793
7,189	TGS Nopec Geophysical Co. (a)	152,960
6,899	Veidekke ASA (a)	56,213

		638,547

	Poland - 0.07%
1,616	Grupa Lotos SA (a)	16,667

	Portugal - 0.23%
21,077	Banco BPI SA	55,918

	Republic of Korea (South) - 2.57%
5,720	Busan Bank	61,369
286	Cheil Communications, Inc.	84,704
7,990	Daegu Bank	106,922
900	GS Home Shopping, Inc.	55,424
7,620	Halla Climate Control Corp.	91,568
4,650	LG Fashion Corp.	114,327
638	NHN Corp. (a)	101,591

		615,905

	Singapore - 0.99%
5,000	Great Eastern Holding Ltd.	55,701
48,000	Neptune Orient Lines Ltd.	68,925
246,000	Raffles Education	64,098
32,000	Straits Asia Resources	49,292

		238,016

	South Africa - 0.70%
6,778	Massmart Holdings Ltd.	100,973
14,303	Telkom SA Ltd.	67,033

		168,006

	Spain - 0.79%
1,502	Fomento de Construcciones y Contratas SA	54,934
8,648	Gestevision Telecinco SA	135,818

		190,752

	Sweden - 2.65%
1,460	AF AB	45,589
1,782	Cardo AB	62,661
27,600	Eniro AB (a)	87,493
7,859	Meda AB - Class A	86,279
1,616	Modern Times Group - Class B	93,986
1,906	Oriflame Cosmetics SA	118,645
17,001	PA Resources AB (a)	58,439
11,270	Trelleborg AB	82,090

		635,182

	Switzerland - 5.01%
2,466	Adecco SA	139,999
1,027	Baloise-Holding	91,082
457	Banque Cantonale Vaudoise	213,354
923	Bucher Industries AG	125,020
156	Forbo Holding AG	66,900
421	George Fischer AG	154,201
120	Helvetia Holding AG	42,208
6,572	Logitech International SA (a)	108,357
1,403	Partners Group Holding	198,802
37	Sika AG	62,499

		1,202,422

	United Kingdom - 15.72%
58,110	Aegis Group Plc	112,362
12,722	Amlin Plc	74,913
9,684	Arriva Plc	107,678
28,722	Ashmore Group Plc	114,991
63,134	Ashtead Group Plc	91,405
6,503	Aveva Group Plc	117,165
48,660	Barratt Developments Plc (a)	91,629
4,656	Bellway Plc	54,440
13,813	BlueBay Asset Management Plc	75,631
2,047	Brit Insurance Holdings Plc	23,327
5,970	Close Brothers Group Plc	70,218
6,436	Dana Petroleum Plc (a)	117,425
17,261	Davis Service Group Plc	110,654
46,401	Debenhams (a)	53,208
4,618	Greggs Plc	34,114
16,164	Halfords Group Plc	115,887
21,187	Hargreaves Lansdown Plc	105,152
39,436	Hays Plc	64,958
8,668	Holidaybreak Plc	36,057
8,782	IMI Plc	87,998
16,041	Interserve Plc	52,779
26,289	JKX Oil & Gas Plc	112,671
5,084	Kazakhmys Plc	117,522
4,957	Keller Group Plc	50,884
2,685	Kier Group Plc	44,796
2,084	Lonmin Plc (a)	64,516
8,816	Man Group Plc	32,272
18,062	Meggitt Plc	83,937
14,442	Michael Page International Plc	87,652
4,474	Morgan Sindall Plc	37,090
6,077	Next Plc	199,628
8,117	Persimmon Plc (a)	57,459
5,969	Rathbone Brothers Plc	79,319
35,665	Redrow Plc (a)	76,854
22,226	Savills Plc	117,521
6,177	Schroders Plc	131,953
7,460	Segro Plc	36,242
9,253	Shire Plc	203,922
22,338	SIG Plc (a)	38,529
4,827	Spectris Plc	60,689
98,827	Speedy Hire Plc	45,366
117,826	Taylor Wimpey Plc (a)	67,357
36,566	Tomkins Plc	130,971
5,309	Travis Perkins Plc (a)	66,047
2,756	Vedanta Resources Plc	116,038

		3,771,226

	Total Common Stocks (Cost $15,123,794)	22,706,984

	INVESTMENT COMPANIES - 2.40%
	Taiwan - 2.40%
45,801	iShares MSCI Taiwan Index	574,803

	Total Investment Companies (Cost $359,068)	574,803

	REAL ESTATE INVESTMENT TRUSTS - 1.29%
	Australia - 0.53%
177,723	Abacus Property Group (a)	65,181
237,715	Macquarie Office Trust	62,067

		127,248

	Japan - 0.57%
48	Advance Residence Investment Corp.	59,506
9	Japan Real Estate	76,793

		136,299

	Netherlands - 0.19%
2,498	VastNed Offices/Industrial NV	45,382

	Total Real Estate Investment Trusts (Cost $316,172)	308,929

	WARRANTS - 1.01%
	United Kingdom - 1.01%
	Hidalco Industries
15,599	Expiration: July, 2010, (a)(c)	62,899
	Satyam Computer Services Ltd.
28,665	Expiration: January, 2011, (c)	58,892
	Tata Steel
8,664	Expiration: July, 2010, (a)(c)	121,826

		243,617

	Total Warrants (Cost $176,252)	243,617

Principal
Value
	SHORT TERM INVESTMENTS - 0.23%
	U.S. Treasury Obligations - 0.23%
55,000	U.S. Treasury Bill
	Effective Yield, 0.01%, 04/01/2010 (b)	55,000

	Total Short Term Investments (Cost $55,000)	55,000

Number of
Shares
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.60%
	Money Market Fund - 0.60%
143,621	Mount Vernon Prime Portfolio
	Effective Yield, 0.24%	143,621

	Total Investments Purchased as Securities Lending Collateral (Cost $143,621)	143,621

	Total Investments (Cost $16,173,907) - 100.18%	24,032,954
	Liabilities in Excess of Other Assets - (0.18)%	(42,011)

	TOTAL NET ASSETS - 100.00%	$23,990,943

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $243,617, which represents 1.01% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$16,173,907

Gross unrealized appreciation	8,526,124
Gross unrealized depreciation	(667,077)

Net unrealized appreciation	7,859,047

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Genworth Putnam International Capital Opportunities Fund

Schedule of Open Forward Currency Contracts

March 31, 2010

(Unaudited)

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation / (Depreciation)
4/22/2010	U.S. Dollars	782,716	Australian Dollar	868,000	$(11,912)
4/22/2010	U.S. Dollars	1,826,514	British Pounds	1,220,900	(25,949)
4/22/2010	U.S. Dollars	412,158	Canadian Dollar	425,900	(7,174)
4/22/2010	U.S. Dollars	214,096	Danish Krone	1,171,600	1,569
4/22/2010	U.S. Dollars	2,281,648	European Monetary Unit	1,677,400	16,010
4/22/2010	U.S. Dollars	222,806	Hong Kong Dollar	1,729,100	69
4/22/2010	U.S. Dollars	854,166	Japanese Yen	75,981,500	41,347
4/22/2010	U.S. Dollars	766,008	Norwegian Krone	4,542,700	2,428
4/22/2010	U.S. Dollars	247,188	Singapore Dollar	346,800	(685)
4/22/2010	U.S. Dollars	1,150,489	Swedish Krona	8,240,900	9,132
4/22/2010	U.S. Dollars	577,080	Swiss Franc	620,500	(11,506)
4/22/2010	Australian Dollar	1,107,300	U.S. Dollars	998,414	15,286
4/22/2010	British Pounds	1,346,300	U.S. Dollars	1,975,214	67,516
4/22/2010	Canadian Dollar	1,401,200	U.S. Dollars	1,355,944	23,649
4/22/2010	European Monetary Unit	2,340,800	U.S. Dollars	3,183,670	(21,987)
4/23/2010	Hong Kong Dollar	1,449,800	U.S. Dollars	186,870	(112)
4/22/2010	Japanese Yen	8,025,600	U.S. Dollars	90,519	(4,664)
4/22/2010	Norwegian Krone	2,022,700	U.S. Dollars	341,120	(1,125)
4/22/2010	Singapore Dollar	461,200	U.S. Dollars	328,727	913
4/22/2010	Swedish Krona	7,548,400	U.S. Dollars	1,052,883	(7,437)
4/22/2010	Swiss Franc	982,900	U.S. Dollars	914,131	18,216

					$103,584

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$130,395	$4,658,009	$—	$4,788,404
Consumer Staples	81,205	663,767	—	744,972
Energy	309,412	994,801	—	1,304,213
Financials	937,761	3,482,870	—	4,420,631
Health Care	124,088	1,321,655	—	1,445,743
Industrials	—	5,072,050	—	5,072,050
Information Technology	264,128	1,694,977	—	1,959,105
Materials	577,692	2,427,197	—	3,004,889
Telecommunication Services	—	76,357	—	76,357
Utilities	—	443,166	—	443,166

Total Equity	2,424,681	20,834,849	—	23,259,530

Investment Companies	574,803	—	—	574,803

Short Term Investments	—	55,000	—	55,000

Investments Purchased as Securities Lending Collateral	143,621	—	—	143,621

Total Investments in Securities	$3,143,105	$20,889,849	$—	$24,032,954

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$103,583	$—	$103,583

*	Other financial instruments and derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation on the instrument.

During the period, The Fund’s sub-advisor held long and short forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities the fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes.

Balance Sheet - Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives 2010		Liability Derivatives 2010
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	196,134	Depreciation of forward currency contracts	92,551

Total		$196,134		$92,551

The average monthly notional amount of forwards during the period ended March 31, 2010 for were as follows:

Long Positions	Genworth Putnam Capital Opportunities Fund
Forward currency contracts	$10,973,008

Short Positions	Genworth Putnam Capital Opportunities Fund
Forward currency contracts	$(12,281,852)

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Genworth Thornburg International Value Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.30%
	Australia - 2.26%
24,480	BHP Billiton Ltd.	$981,935

	Brazil - 4.94%
84,100	BM&F Bovespa SA	564,655
14,071	Embraer-Empresa Brasileira Aeronautica SA - ADR (b)	337,141
22,300	Natura Cosmeticos SA	454,815
17,805	Petroleo Brasileiro SA - ADR	792,145

		2,148,756

	Canada - 5.71%
14,940	Canadian National Railway Co. (a)	906,711
9,913	Canadian Natural Resources Ltd. (a)	733,678
5,222	Potash Corp. of Saskatchewan, Inc.	623,246
6,100	Thomson Reuters Corp. (a)	221,982

		2,485,617

	China - 2.79%
313,960	China Merchants Bank Co., Ltd.	847,619
82,000	Sinopharm Group Co. (a)	367,900

		1,215,519

	Denmark - 3.73%
13,250	Novo-Nordisk A/S	1,022,838
11,040	Vestas Wind Systems A/S (a)	600,625

		1,623,463

	France - 8.97%
5,987	Air Liquide SA	719,185
31,384	AXA	696,253
10,127	BNP Paribas SA	776,204
9,178	Lafarge SA	644,689
9,137	LVMH Moet Hennessy Louis Vuitton SA	1,067,399

		3,903,730

	Germany - 5.88%
11,450	Deutsche Bank AG	878,947
12,700	Fresenius Medical Care AG	715,558
19,861	SAP AG	961,553

		2,556,058

	Greece - 0.75%
16,117	National Bank Of Greece SA (a)	325,052

	Guernsey - 1.29%
18,596	Amdocs, Ltd. (a)	559,926

	Hong Kong - 5.88%
439,599	CNOOC Ltd.	725,779
46,500	Hong Kong Exchanges and Clearing Ltd.	774,312
1,389,000	Industrial & Commercial Bank of China	1,056,722

		2,556,813

	Ireland (Republic of) - 1.03%
8,900	Covidien Plc	447,492

	Israel - 3.29%
22,693	Teva Pharmaceutical Industries Ltd. - ADR	1,431,474

	Italy - 0.98%
114,589	Intesa Sanpaolo SpA	426,739

	Japan - 7.29%
6,518	Fanuc Ltd.	692,768
41,473	Komatsu Ltd.	871,326
159,500	Mitsubishi UFJ Financial Group, Inc.	836,044
19,200	Toyota Motor Corp.	772,020

		3,172,158

	Mexico - 3.45%
13,481	America Movil, S.A.B de C.V. - ADR (b)	678,633
160,685	Wal-Mart de Mexico, S.A.B. de C.V.	823,326

		1,501,959

	Netherlands - 2.11%
42,500	ING Groep NV (a)	421,073
31,400	Koninklijke KPN NV	498,288

		919,361

	Netherlands Antilles - 1.52%
10,399	Schlumberger Ltd.	659,921

	Peru - 0.89%
12,200	Southern Copper Corp.	386,374

	Republic of Korea - 1.18%
5,028	Hyundai Motor Co.	512,720

	Spain - 1.63%
29,968	Telefonica SA	710,081

	Sweden - 2.14%
14,339	Hennes & Mauritz AB	932,420

	Switzerland - 7.58%
9,700	Julius Baer Group Ltd.	351,091
20,768	Logitech International SA (a)	342,415
18,319	Nestle SA	938,702
16,480	Novartis AG	891,468
4,753	Roche Holdings AG	771,938

		3,295,614

	Taiwan - 1.00%
41,600	Taiwan Semiconductor Mfg. Co. Ltd. - ADR	436,384

	Turkey - 0.94%
67,500	Turkcell Iletisim Hizmetleri A.S. (a)	408,577

	United Kingdom - 21.07%
139,260	ARM Holdings Plc	499,163
91,605	BP Plc	867,054
26,542	British American Tobacco Plc	915,047
69,427	British Sky Broadcasting Group Plc	634,293
42,210	Cairn Energy Plc (a)	267,277
23,287	Carnival Plc	955,948
177,536	Kingfisher Plc	578,044
32,725	Pearson Plc	513,033
17,035	Reckitt Benckiser Group Plc	935,969
22,488	SABMiller Plc	659,599
46,327	Smith & Nephew Plc	462,620
33,523	Standard Chartered Plc	913,745
145,958	Tesco Plc	965,010

		9,166,802

	Total Common Stocks (Cost $33,031,257)	42,764,945

	PREFERRED STOCKS - 0.49%
	Germany - 0.49%
2,336	Volkswagen Ag (a)	214,234

	Total Preferred Stocks (Cost $203,716)	214,234

	SHORT TERM INVESTMENTS - 1.13%
	Money Market Funds - 1.13%
490,323	Federated Prime Obligations Fund Effective Yield, 0.11%	490,323

	Total Short Term Investments (Cost $490,323)	490,323

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.39%
	Money Market Fund - 2.39%
1,042,242	Mount Vernon Prime Portfolio Effective Yield, 0.24%	1,042,242

	Total Investments Purchased as Securities Lending Collateral (Cost $1,042,242)	1,042,242

Total Investments (Cost $34,767,538) - 102.31%	44,511,744
Liabilities in Excess of Other Assets - (2.31)%	(1,005,667)

TOTAL NET ASSETS - 100.00%	$43,506,077

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-Income Producing.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$34,767,538

Gross unrealized appreciation	10,378,119
Gross unrealized depreciation	(633,913)

Net unrealized appreciation	9,744,206

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Genworth Thornburg International Value Fund

Schedule of Open Forward Currency Contracts

March 31, 2010

(Unaudited)

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation / (Depreciation)
5/4/2010	U.S. Dollars	997,058	Brazilian Real	1,812,000	$(14,648)
5/28/2010	U.S. Dollars	1,232,753	Mexican Pesos	16,192,000	(68,848)
7/26/2010	U.S. Dollars	2,649,264	European Monetary Unit	1,921,000	54,645

					$(28,851)

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$436,216	$5,965,876	$—	$6,402,092
Consumer Staples	1,278,141	4,414,327	—	5,692,468
Energy	2,185,743	1,860,109	—	4,045,852
Financials	564,655	8,303,802	—	8,868,457
Health Care	1,878,966	4,232,323	—	6,111,289
Industrials	1,243,853	2,164,720	—	3,408,573
Information Technology	1,338,724	1,460,716	—	2,799,440
Materials	1,009,620	2,345,809	—	3,355,429
Telecommunication Services	678,633	1,616,946	—	2,295,579

Total Equity	10,614,551	32,364,628	—	42,979,179

Short Term Investments	490,323	—	—	490,323

Investments Purchased as Securities Lending Collateral	1,042,242	—	—	1,042,242

Total Investments in Securities	$12,147,116	$32,364,628	$—	$44,511,744

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Currency Contracts	$—	$(28,851)	$—	$(28,851)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized depreciation on the instrument.

The Fund’s sub-advisor may use a variety of derivative instruments, including forward currency contracts, for the purpose of hedging, or as a substitute for direct investment in securities or other investments. The Fund held forward currency contracts during the period in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing risk to the value of the foreign investments in the Fund from adverse changes in the U.S. dollar and foreign currencies exchange ratios.

Balance Sheet - Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives 2010		Liability Derivatives 2010
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	$54,645	Depreciation of forward currency contracts	$83,496

Total		$54,645		$83,496

The average monthly notional amount of forwards during the period ended March 31, 2010 for were as follows:

Long Positions	Genworth Thornburg International Value Fund
Forward currency contracts	$4,141,229

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 0.09%
$150,000	Hertz Vehicle Financing LLC
	Series 2009-2, 5.290%, 03/25/2016 (Acquired 10/16/2009, Cost $149,991) (g)(e)	$156,731

	Total Asset Backed Securities (Cost $149,991)	156,731

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.25%
1,000,000	Bank of America Commercial Mortgage, Inc.
	Series 2006-2, 5.928%, 05/10/2045 (g)	1,037,685
208,791	Bank of America Mortgage Securities, Inc.
	Series 2005-A, 3.179%, 02/25/2035 (g)	178,158
400,000	Countrywide Home Loans, Inc.
	Series 2005-31, 5.404%, 01/25/2036 (g)	268,863
200,000	GS Mortgage Securities Corporation
	Series C, 6.712%, 08/15/2018 (Acquired 09/30/2009, Cost $204,787) (e)	206,792
1,000,000	LB-UBS Commercial Mortgage Trust
	Series 2006-C1, 5.156%, 02/15/2031	1,015,432
280,000	Master Adjustable Rate Mortgages
	Series 2004-13, 3.096%, 11/21/2034 (g)	247,130
	Merrill Lynch Mortgage Trust
100,000	Series 2005-CIP1, 5.047%, 07/12/2038 (g)	102,167
200,000	Series 2005-MCP1, 4.747%, 06/12/2043 (g)	203,119
	Morgan Stanley
3,300,000	Series 2006-HQ9, 5.730%, 07/12/2044 (g)	3,410,936
300,000	Series 2007-IQ14, 5.692%, 04/15/2049 (g)	275,790
301,357	Residential Accredit Loans, Inc.
	Series 2006-QO8, 0.319%, 10/25/2046 (g)	280,878
1,800,000	Salomon Brothers, Inc.
	0.000%, 03/01/2040 (f)	1,827,970
500,000	Washington Mutual
	Series 2006-AR14, 5.597%, 11/25/2036 (g)	362,610

	Total Collateralized Mortgage Obligations (Cost $9,174,814)	$9,417,530

	CORPORATE BONDS - 22.75%
	Banks - 4.43%
140,000	Barclays Bank Plc
	5.200%, 07/10/2014	149,640
4,800,000	Kreditanstalt fur Wiederaufbau
	3.500%, 03/10/2014	4,999,656
1,690,000	Landwirtschaftliche Rentenbank
	3.250%, 03/15/2013	1,753,779
175,000	PNC Funding Corp.
	3.625%, 02/08/2015	176,242
625,000	Royal Bank Scotland Plc
	4.875%, 03/16/2015	625,526
220,000	RSHB Capital
	7.125%, 01/14/2014	239,800

		7,944,643

	Beverages - 0.71%
975,000	Anheuser-Busch InBev. NV
	5.375%, 01/15/2020	1,007,702
210,000	PepsiCo, Inc.
	7.900%, 11/01/2018 (Callable at $100.00 on 11/1/2018)	260,518

		1,268,220

	Capital Markets - 1.82%
275,000	Ameriprise Financial, Inc.
	5.300%, 03/15/2020	278,736
	Bear Stearns Cos., Inc.
30,000	6.400%, 10/02/2017	33,191
675,000	7.250%, 02/01/2018	781,281
710,000	Merrill Lynch & Co., Inc.
	6.875%, 04/25/2018	766,334
	Morgan Stanley
250,000	6.625%, 04/01/2018 (Callable at $100.00 on 4/1/2018) (b)	267,059
1,025,000	7.300%, 05/13/2019 (Callable at $100.00 on 5/13/2019) (b)	1,134,340

		3,260,941

	Chemicals - 0.57%
950,000	Dow Chemical Co.
	5.900%, 02/15/2015 (Callable at $100.00 on 2/15/2015)	1,029,583

	Commercial Banks - 0.51%
525,000	HSBC Holdings Plc
	6.500%, 09/15/2037	545,975
170,000	ICICI Bank Ltd.
	6.375%, 04/30/2022 (Callable at $100.00 on 4/30/2017) (g)	160,283
180,000	Wells Fargo Capital XV
	9.750%, 09/26/2013 (g)	202,500

		908,758

	Consumer Finance - 0.80%
	American Express Co.
140,000	5.125%, 08/25/2014	148,788
125,000	7.000%, 03/19/2018	142,194
120,000	8.125%, 05/20/2019 (b)	145,588
250,000	Discover Financial Services
	10.250%, 07/15/2019 (Callable at $100.00 on 7/15/2019)	297,905
690,000	GMAC LLC
	1.750%, 10/30/2012	694,426

		1,428,901

	Diversified Financial Services - 3.47%
250,000	Bank of America Funding Corp.
	5.650%, 05/01/2018	253,324
	Citigroup, Inc.
200,000	1.875%, 10/22/2012	201,721
350,000	5.000%, 09/15/2014	349,851
280,000	8.500%, 05/22/2019	327,348
150,000	6.875%, 03/05/2038	152,046
855,000	JPMorgan Chase & Co.
	6.125%, 06/27/2017	921,729
3,000,000	Private Export Funding Corp.
	3.550%, 04/15/2013	3,147,741
	Wachovia Corp.
340,000	5.750%, 02/01/2018	362,015
500,000	6.600%, 01/15/2038	516,094

		6,231,869

	Diversified Manufacturing - 0.20%
340,000	General Electric Capital Corp.
	5.625%, 05/01/2018 (b)	355,880

	Diversified Telecommunication Services - 0.62%
	AT&T, Inc.
330,000	5.600%, 05/15/2018	353,075
190,000	6.400%, 05/15/2038 (b)	195,990
	Verizon Communications, Inc.
270,000	5.500%, 02/15/2018 (Callable at $100.00 on 2/15/2018)	286,625
90,000	6.400%, 02/15/2038 (Callable at $100.00 on 2/15/2038)	93,687
150,000	Verizon Wireless Cap LLC
	8.500%, 11/15/2018 (Callable at $100.00 on 11/15/2018)	187,448

		1,116,825

	Electric Utilities - 0.26%
90,000	FirstEnergy Corp.
	7.375%, 11/15/2031 (Callable at $100.00 on 11/15/2031)	93,394
337,000	Nevada Power Co.
	7.125%, 03/15/2019 (Callable at $100.00 on 3/15/2019)	380,131

		473,525

	Food & Staples Retailing - 0.14%
230,000	CVS Caremark Corporation
	5.750%, 06/01/2017 (Callable at $100.00 on 6/1/2017)	248,395

	Food Products - 0.59%
	Kraft Foods, Inc.
125,000	6.125%, 08/23/2018	136,445
800,000	5.375%, 02/10/2020	814,630
100,000	6.500%, 02/09/2040	103,975

		1,055,050

	Household Durables - 0.40%
175,000	Newell Rubbermaid, Inc.
	6.750%, 03/15/2012 (Callable at $100.00 on 3/15/2012)	188,885
450,000	Whirlpool Corporation
	8.600%, 05/01/2014 (Callable at $100.00 on 5/1/2014)	522,698

		711,583

	Insurance - 1.32%
450,000	Axis Specialty Finance LLC
	5.875%, 06/01/2020	444,895
175,000	Hartford Financial Services Group, Inc.
	6.625%, 03/30/2040 (Callable at $100.00 on 3/30/2040)	172,746
	Metlife, Inc.
90,000	6.750%, 06/01/2016 (Callable at $100.00 on 6/1/2016)	100,987
350,000	6.400%, 12/15/2066 (Callabel at $100.00 on 12/15/2036) (g)	318,500
875,000	Prudential Financial, Inc.
	3.875%, 01/14/2015	874,299
250,000	Transatlantic Holdings, Inc.
	8.000%, 11/30/2039 (Callable at $100.00 on 11/30/2039)	256,235
200,000	The Travelers Companies,Inc.
	6.250%, 03/15/2067 (Callable at $100.00 on 3/15/2017) (g)	197,144

		2,364,806

	Life Sciences Tools & Services - 0.28%
500,000	Life Technologies Corp.
	6.000%, 03/01/2020 (Callable at $100.00 on 3/1/2020)	512,889

	Media - 1.65%
425,000	CBS Corporation
	8.875%, 05/15/2019 (Callable at $100.00 on 5/15/2019)	514,238
580,000	Comcast Corp.
	5.700%, 05/15/2018 (Callable at $100.00 on 5/15/2018)	615,969
325,000	DIRECTV Holdings LLC
	6.350%, 03/15/2040 (Callable at $100.00 on 3/15/2040) (d)	323,688
180,000	Reed Elsevier Capital, Inc.
	8.625%, 01/15/2019 (Callable at $100.00 on 1/15/2019)	224,923
425,000	Time Warner Cable, Inc.
	8.375%, 03/15/2023	519,776
425,000	Time Warner, Inc.
	4.875%, 03/15/2020 (Callable at $100.00 on 3/15/2020)	416,046
300,000	WPP Finance UK
	8.000%, 09/15/2014 (Callable at $100.00 on 9/15/2014)	345,023

		2,959,663

	Metals & Mining - 0.31%
375,000	Freeport McMoRan Copper & Gold, Inc.
	8.375%, 04/01/2017 (Callable at $100.00 on 4/1/2012)	417,747
130,000	Vedanta Resources
	8.750%, 01/15/2014 (Callable at $100.00 on 1/15/2014)	143,000

		560,747

	Oil & Gas - 2.15%
300,000	Conoco, Inc.
	6.950%, 04/15/2029 (Callable at $100.00 on 4/15/2029)	345,297
650,000	Energy Transfer Partners LP
	6.700%, 07/01/2018 (Callable at $100.00 on 7/1/2018)	711,163
400,000	Oneok Partners LP
	6.850%, 10/15/2037 (Callable at $100.00 on 10/15/2037)	429,016
260,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035 (Callable at $100.00 on 6/15/2035) (b)	256,473
	Petrobras International Finance Co.
90,000	6.125%, 10/06/2016 (Callable at $100.00 on 10/6/2016)	97,400
22,000	5.750%, 01/20/2020 (Callable at $100.00 on 1/20/2020)	22,649
475,000	Suncor Energy, Inc.
	6.100%, 06/01/2018 (Callable at $100.00 on 6/1/2018) (b)	512,632
300,000	Talisman Energy, Inc.
	7.750%, 06/01/2019 (Callable at $100.00 on 6/1/2019)	358,072
200,000	Transocean, Ltd.
	5.250%, 03/15/2013 (Callable at $100.00 on 3/15/2013)	216,069
	Williams Compaines, Inc.
275,000	7.500%, 01/15/2031 (Callable at $100.00 on 1/15/2031)	302,993
300,000	8.750%, 03/15/2032 (Callable at $100.00 on 3/15/2032)	366,488
230,000	XTO Energy, Inc.
	5.500%, 06/15/2018 (Callable at $100.00 on 6/15/2018)	250,113

		3,868,365

	Pharmaceuticals - 0.08%
140,000	Wyeth
	5.950%, 04/01/2037 (Callable at $100.00 on 4/1/2037)	147,079

	Pipelines - 0.48%
	Enterprise Products Operating LLC
300,000	7.550%, 04/15/2038 (Callable at $100.00 on 4/15/2038)	346,196
290,000	6.300%, 09/15/2017 (Callabel at $100.00 on 9/15/2017)	319,037
200,000	TransCanada PipeLines Ltd.
	6.350%, 05/15/2067 (Callable at $100.00 on 5/15/2017) (g)	190,565

		855,798

	Real Estate Investment Trusts - 0.46%
400,000	Duke Realty Corp.
	6.750%, 03/15/2020 (Callable at $100.00 on 3/15/2020)	407,852
425,000	Simon Property Group, Inc.
	5.650%, 02/01/2020 (Callable at $100.00 on 2/1/2020)	415,418

		823,270

	Special Purpose Entity - 0.11%
190,000	TNK-BP Finance SA
	6.625%, 03/20/2017	195,700

	Specialty Retail - 0.24%
400,000	Home Depot, Inc.
	5.400%, 03/01/2016 (Callable at $100.00 on 3/1/2016)	432,788

	Telecommunications - 0.80%
175,000	Qwest Corp.
	8.375%, 05/01/2016 (Callable at $100.00 on 5/1/2016)	197,750
	Telecom Italia SpA
140,000	5.250%, 10/01/2015 (Callable at $100.00 on 10/1/2015)	143,514
775,000	6.999%, 06/04/2018 (Callable at $100.00 on 6/4/2018)	839,471
230,000	Telefonica Emisiones SAU
	6.221%, 07/03/2017 (Callable at $100.00 on 7/3/2017)	252,604

		1,433,339

	Tobacco - 0.21%
90,000	Altria Group, Inc.
	8.500%, 11/10/2013	105,283
250,000	Philip Morris International, Inc.
	5.650%, 05/16/2018	269,608

		374,891

	Transportation - 0.11%
60,000	Kansas City Southern de Mexico
	12.500%, 04/01/2016 (Callable at $100.00 on 4/1/2013)	71,250
120,000	Vale Overseas Ltd.
	6.875%, 11/21/2036 (Callable at $100.00 on 11/21/2036)	124,446

		195,696

	Wireless Telecommunication Services - 0.03%
60,000	America Movil, S.A.B. de C.V.
	5.625%, 11/15/2017 (Callable at $100.00 on 11/15/2017)	63,683

	Total Corporate Bonds (Cost $38,611,860)	40,822,887

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 27.53%
	Federal Home Loan Mortgage Corp.
27,125	5.000%, 03/01/2039	28,047
158,086	5.000%, 09/01/2039	163,459
117,437	5.000%, 11/01/2039	121,428
4,632,850	4.500%, 12/01/2039	4,650,083
3,681,653	5.000%, 12/01/2039	3,806,781
54,366	5.000%, 01/01/2040	56,214
7,259,605	4.500%, 02/01/2040	7,286,609
	Federal National Mortgage Association
4,900,421	Pool #995785, 4.000%, 06/01/2024	4,980,954
1,668,260	Pool #AC7686, 4.000%, 12/01/2024	1,695,675
1,693,210	Pool #AC5591, 4.500%, 02/01/2025	1,759,367
2,000,000	Pool #TBA, 4.500%, 04/01/2034 (c)	2,004,726
135,924	Pool #906270, 6.000%, 01/01/2037	145,101
57,952	6.000%, 07/01/2037	61,666
83,483	Pool #943618, 6.000%, 08/01/2037	88,833
335,583	6.000%, 09/01/2037	357,086
37,454	Pool 955764, 6.000%, 10/01/2037	39,854
2,623,763	Pool #950694, 6.000%, 10/01/2037	2,791,888
216,239	6.000%, 11/01/2037	230,095
36,182	Pool #967761, 6.000%, 12/01/2037	38,500
60,276	Pool #968970, 6.000%, 01/01/2038	64,139
36,907	6.000%, 10/01/2038	39,271
100,824	Pool #AA5357, 4.500%, 04/01/2039	101,199
2,000,000	Pool #TBA, 6.500%, 05/01/2039 (c)	2,161,564
1,000,000	Pool #TBA, 5.500%, 05/13/2039 (c)	1,050,313
192,082	Pool #AA9795, 4.500%, 07/01/2039	192,796
277,616	4.500%, 08/01/2039	278,648
281,699	5.000%, 08/01/2039	291,009
301,478	5.000%, 09/01/2039	311,442
149,670	Pool #AC3235, 5.000%, 09/01/2039	154,617
412,722	4.500%, 10/01/2039	414,257
226,313	5.000%, 10/01/2039	233,793
361,192	4.500%, 11/01/2039	362,536
240,903	5.000%, 11/01/2039	248,864
176,943	Pool #AC6651, 4.500%, 12/01/2039	177,601
9,989,459	5.000%, 12/01/2039	10,319,605
1,455,154	4.500%, 01/01/2040	1,460,567
186,049	5.000%, 01/01/2040	192,198
971,933	6.000%, 03/01/2040	1,032,109

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $49,517,614)	49,392,894

	MUNICIPAL BONDS - 1.23%
	California, GO,
615,000	7.950%, 03/01/2036 (Callable at $100.00 on 3/1/2020)	630,578
85,000	7.550%, 04/01/2039	87,964
150,000	7.350%, 11/01/2039	151,621
1,075,000	7.625%, 03/01/2040	1,120,333
215,000	7.300%, 10/01/2039	215,976

	Total Municipal Bonds (Cost $2,165,231)	2,206,472

Number of Shares
	PREFERRED STOCKS - 0.03%
	Consumer Finance - 0.03%
70	GMAC LLC - Preferred Blocker, Inc. (Acquired 11/05/2009, Cost $21,000) (a)(e)	53,362

	Total Preferred Stocks (Cost $21,000)	53,362

Principal Amount
	U.S. GOVERNMENT AGENCY ISSUES - 2.57%
	Federal Home Loan Mortgage Corp.
490,000	2.500%, 01/07/2014	496,125
1,000,000	6.500%, 04/15/2040	1,087,188
130,000	Federal National Mortgage Association
	0.000%, 10/09/2019 (f)	76,238
2,000,000	Financing Corp.
	10.350%, 08/03/2018	2,878,858
80,000	Tennessee Valley Authority
	5.250%, 09/15/2039	79,404

	Total U.S. Government Agency Issues (Cost $4,627,312)	4,617,813

	U.S. TREASURY OBLIGATIONS - 35.34%
	U.S. Treasury Bond - 1.67%
470,000	4.500%, 08/15/2039	453,991
1,860,000	4.375%, 11/15/2039	1,759,445
800,000	4.625%, 02/15/2040	788,750

		3,002,186

	U.S. Treasury Note - 32.24%
20,600,000	0.875%, 01/31/2012 (b)	20,582,305
7,880,000	1.750%, 08/15/2012 (b)	7,979,123
7,000,000	1.375%, 02/15/2013 (b)	6,969,382
5,300,000	1.375%, 03/15/2013 (b)	5,270,601
9,600,000	2.250%, 01/31/2015 (b)	9,498,758
600,000	3.250%, 05/31/2016 (b)	607,735
20,000	3.125%, 10/31/2016 (b)	19,937
4,500,000	3.250%, 12/31/2016	4,507,384
1,100,000	4.000%, 08/15/2018	1,133,430
400,000	3.750%, 11/15/2018 (b)	403,156
900,000	3.625%, 02/15/2020	884,954

		57,856,765

	U.S. Treasury Strips - 1.43%
1,700,000	0.000%, 11/15/2021 (f)	1,019,524
3,400,000	0.000%, 11/15/2026 (f)	1,545,477

		2,565,001

	Total U.S. Treasury Obligations (Cost $63,684,624)	63,423,952

Number of Shares
	SHORT TERM INVESTMENTS - 11.81%
	Money Market Funds - 11.81%
21,190,169	Federated Prime Obligations Fund Effective Yield, 0.11%	21,190,169

	Total Short Term Investments (Cost $21,190,169)	21,190,169

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 30.85%
	Money Market Fund - 30.85%
55,360,594	Mount Vernon Prime Portfolio Effective Yield, 0.24%	55,360,594

	Total Investments Purchased as Securities Lending Collateral (Cost $55,360,594)	55,360,594

	Total Investments (Cost $244,503,209) - 137.45%	246,642,404
	Liabilities in Excess of Other Assets - (37.45)%	(67,195,327)

	TOTAL NET ASSETS - 100.00%	$179,447,077

Percentages are stated as a percent of net assets.

(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	Security purchased on a when-issued bases. On March 31, 2010, the total value of the investments purchased on a when-issued basis was $5,216,603, or 2.91% of total net assets.
(d)	Restricted securities as defined in Rule 144 under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $323,688, which represents 0.18% of total net assets.
(e)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s guidelines. The market value of these securities total $416,885, which represents 0.23% of total net assets.
(f)	Zero Coupon Bond.
(g)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2010.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$244,503,209

Gross unrealized appreciation	2,916,145
Gross unrealized depreciation	(776,950)

Net unrealized appreciation	2,139,195

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Equity
Financials	$—	$53,362	$—	$53,362

Total Equity	—	53,362	—	53,362

Fixed Income
Corporate Bonds	—	40,822,887	—	40,822,887
Asset Backed Securities	—	156,731	—	156,731
Collateralized Mortgage Obligations	—	9,417,530	—	9,417,530
Municipal Bonds	—	2,206,472	—	2,206,472
Mortgage Backed Securities - U.S. Government Agency	—	49,392,894	—	49,392,894
U.S. Government Agency Issues	—	4,617,813	—	4,617,813
U.S. Treasury Obligations	—	63,423,952	—	63,423,952

Total Fixed Income	—	170,038,279	—	170,038,279

Short Term Investments	21,190,169	—	—	21,190,169

Investments Purchased as Securities Lending Collateral	55,360,594	—	—	55,360,594

Total Investments in Securities	$76,550,763	$170,091,641	$—	$246,642,404

Genworth Enhanced Small Cap Index Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.01%
	Investment Companies - 97.01%
410	iShares Morningstar Small Growth Index Fund	$28,942
258	iShares Morningstar Small Value Index Fund	19,184
7,061	iShares Russell 2000 Index Fund (a)	478,807
1,502	iShares Russell 2000 Value Index Fund	95,888
312	iShares S&P Small Cap 600 Growth Index Fund	19,113
149	iShares S&P Small Cap 600 Value Index Fund	9,555
1,830	iShares Trust Russell 2000 Growth Index Fund (a)	134,029
837	SPDR DJ Wilshire Small Cap ETF	48,200
315	SPDR DJ Wilshire Small Cap Growth ETF	28,805
762	Vanguard Small Cap ETF	47,998
294	Vanguard Small Cap Growth ETF	19,198
320	Vanguard Small Cap Value ETF	19,206

	Total Investment Companies (Cost $911,897)	948,925

	SHORT TERM INVESTMENTS - 6.68%
	Money Market Funds - 6.68%
65,314	Federated Prime Obligations Fund Effective Yield, 0.11%	65,314

	Total Short Term Investments (Cost $65,314)	65,314

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 32.28%
	Money Market Fund - 32.28%
315,764	Mount Vernon Prime Portfolio Effective Yield, 0.24%	315,764

	Total Investments Purchased as Securities Lending Collateral (Cost $315,764)	315,764

	Total Investments (Cost $1,292,975) - 135.97%	1,330,003
	Liabilities in Excess of Other Assets - (35.97)%	(351,808)

	TOTAL NET ASSETS - 100.00%	$978,195

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$1,292,975

Gross unrealized appreciation	37,227
Gross unrealized depreciation	(199)

Net unrealized appreciation	37,028

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$948,925	$—	$—	$948,925

Short Term Investments	65,314	—	—	65,314

Investments Purchased as Securities Lending Collateral	315,764	—	—	315,764

Total Investments in Securities	$1,330,003	$—	$—	$1,330,003

Genworth Enhanced International Index Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.12%
	Investment Companies - 97.12%
734	iShares MSCI Australia Index Fund	$17,594
2,943	iShares MSCI EAFE Growth Index Fund (a)	166,692
5,304	iShares MSCI EAFE Index Fund	297,024
2,344	iShares MSCI EAFE Value Index Fund	118,724
1,426	iShares MSCI France Index Fund	35,736
1,636	iShares MSCI Germany Index Fund	35,796
719	iShares MSCI Hong Kong Index Fund	11,712
653	iShares MSCI Italy Index Fund	11,911
5,619	iShares MSCI Japan Index Fund	58,662
586	iShares MSCI Netherlands Index Fund	11,954
1,016	iShares MSCI Singapore Index Fund	11,684
280	iShares MSCI Spain Index Fund	11,827
467	iShares MSCI Sweden Index Fund	11,857
1,038	iShares MSCI Switzerland Index Fund	24,019
3,301	iShares MSCI United Kingdom Index Fund	53,641
8,585	Vanguard Europe Pacific ETF (a)	297,213

	Total Investment Companies (Cost $1,144,379)	1,176,046

	SHORT TERM INVESTMENTS - 4.84%
	Money Market Funds - 4.84%
58,650	Federated Prime Obligations Fund Effective Yield, 0.11%	58,650

	Total Short Term Investments (Cost $58,650)	58,650

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.64%
	Money Market Fund - 22.64%
274,200	Mount Vernon Prime Portfolio Effective Yield, 0.24%	274,200

	Total Investments Purchased as Securities Lending Collateral (Cost $274,200)	274,200

	Total Investments (Cost $1,477,229) - 124.60%	1,508,896
	Liabilities in Excess of Other Assets - (24.60)%	(297,939)

	TOTAL NET ASSETS - 100.00%	$1,210,957

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$1,477,229

Gross unrealized appreciation	31,940
Gross unrealized depreciation	(273)

Net unrealized appreciation	31,667

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,176,046	$—	$—	$1,176,046

Short Term Investments	58,650	—	—	58,650

Investments Purchased as Securities Lending Collateral	274,200	—	—	274,200

Total Investments in Securities	$1,508,896	$—	$—	$1,508,896

Genworth 40/60 Index Allocation Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 93.34%
	Investment Companies - 93.34%
6,822	iShares MSCI EAFE Index Fund	$382,032
1,600	iShares Russell 2000 Index Fund (a)	108,496
1,818	iShares S&P 500 Growth Index Fund	108,935
4,635	iShares S&P 500 Index Fund	543,871
1,920	iShares S&P Midcap 400 Growth Index Fund (a)	162,893
2,757	iShares S&P Midcap 400 Index Fund (a)	216,976
1,481	iShares Russell 2000 Growth Index Fund (a)	108,468
4,651	SPDR S&P 500 Fund	544,120
9,434	iShares Barclays Aggregate Bond Fund	983,023
17,833	SPDR Barclays Capital Aggregate Bond Fund	983,490
12,436	Vanguard Total Bond Market ETF	984,931

	Total Investment Companies (Cost $5,063,300)	5,127,235

	SHORT TERM INVESTMENTS - 17.46%
	Money Market Funds - 17.46%
958,836	Federated Prime Obligations Fund Effective Yield, 0.11%	958,836

	Total Short Term Investments (Cost $958,836)	958,836

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 7.40%
	Money Market Fund - 7.40%
406,304	Mount Vernon Prime Portfolio Effective Yield, 0.24%	406,304

	Total Investments Purchased as Securities Lending Collateral (Cost $406,304)	406,304

	Total Investments (Cost $6,428,440) - 118.20%	6,492,375
	Liabilities in Excess of Other Assets - (18.20)%	(999,449)

	TOTAL NET ASSETS - 100.00%	$5,492,926

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$6,428,440

Gross unrealized appreciation	66,941
Gross unrealized depreciation	(3,006)

Net unrealized appreciation	63,935

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$5,127,235	$—	$—	$5,127,235

Short Term Investments	958,836	—	—	958,836

Investments Purchased as Securities Lending Collateral	406,304	—	—	406,304

Total Investments in Securities	$6,492,375	$—	$—	$6,492,375

Genworth 60/40 Index Allocation Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 90.80%
	Investment Companies - 90.80%
9,705	iShares MSCI EAFE Index Fund	$543,480
5,577	iShares Russell 2000 Index Fund (a)	378,176
1,811	iShares S&P 500 Growth Index Fund	108,515
6,923	iShares S&P 500 Index Fund	812,345
1,274	iShares S&P Midcap 400 Growth Index Fund (a)	108,086
5,491	iShares S&P Midcap 400 Index Fund (a)	432,142
737	iShares Trust Russell 2000 Growth Index Fund (a)	53,978
6,946	SPDR S&P 500 Fund	812,613
9,393	iShares Barclays Aggregate Bond Fund	978,751
17,755	SPDR Barclays Capital Aggregate Bond Fund	979,188

	Total Investment Companies (Cost $5,084,010)	5,207,274

	SHORT TERM INVESTMENTS - 5.75%
	Money Market Funds - 5.75%
330,035	Federated Prime Obligations Fund Effective Yield, 0.11%	330,035

	Total Short Term Investments (Cost $330,035)	330,035

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.45%
	Money Market Fund - 12.45%
713,729	Mount Vernon Prime Portfolio Effective Yield, 0.24%	713,729

	Total Investments Purchased as Securities Lending Collateral (Cost $713,729)	713,729

	Total Investments (Cost $6,127,774) - 109.00%	6,251,038
	Liabilities in Excess of Other Assets - (9.00)%	(516,320)

	TOTAL NET ASSETS - 100.00%	$5,734,718

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$6,127,774

Gross unrealized appreciation	125,217
Gross unrealized depreciation	(1,953)

Net unrealized appreciation	123,264

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$5,207,274	$—	$—	$5,207,274

Short Term Investments	330,035	—	—	330,035

Investments Purchased as Securities Lending Collateral	713,729	—	—	713,729

Total Investments in Securities	$6,251,038	$—	$—	$6,251,038

Genworth Moderate Allocation Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 93.22%
	Investment Companies - 93.22%
54,346	Genworth Calamos Growth Fund - Institutional Shares (a)	$541,777
50,312	Genworth Columbia Mid Cap Value Fund - Institutional Shares (a)	473,345
49,037	Genworth Davis NY Venture Fund - Institutional Shares (a)	474,224
37,011	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	339,256
66,694	Genworth Enhanced International Index Fund - Institutional Shares (a)	678,325
48,233	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	538,652
50,680	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	541,293
221,617	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	2,444,656
52,329	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	473,370

	Total Investment Companies (Cost $6,376,162)	6,504,898

	SHORT TERM INVESTMENTS - 5.37%
	Money Market Funds - 5.37%
374,529	Federated Prime Obligations Fund Effective Yield, 0.11%	374,529

	Total Short Term Investments (Cost $374,529)	374,529

	Total Investments (Cost $6,750,691) - 98.59%	6,879,427
	Other Assets in Excess of Liabilities - 1.41%	98,269

	TOTAL NET ASSETS - 100.00%	$6,977,696

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$6,750,691

Gross unrealized appreciation	136,113
Gross unrealized depreciation	(7,377)

Net unrealized appreciation	128,736

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$6,504,898	$—	$—	$6,504,898

Short Term Investments	374,529	—	—	374,529

Total Investments in Securities	$6,879,427	$—	$—	$6,879,427

Genworth Growth Allocation Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 94.88%
	Investment Companies - 94.88%
38,864	Genworth Calamos Growth Fund - Institutional Shares (a)	$387,442
41,119	Genworth Columbia Mid Cap Value Fund - Institutional Shares (a)	386,853
35,625	Genworth Davis NY Venture Fund - Institutional Shares (a)	344,517
23,527	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	215,657
50,874	Genworth Enhanced International Index Fund - Institutional Shares (a)	517,429
38,326	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	428,013
36,243	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	387,098
105,656	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	1,165,494
38,016	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	343,896

	Total Mutual Funds (Cost $4,092,592)	4,176,399

	SHORT TERM INVESTMENTS - 4.66%
	Money Market Funds - 4.66%
205,208	Federated Prime Obligations Fund Effective Yield, 0.11%	205,208

	Total Short Term Investments (Cost $205,208)	205,208

	Total Investments (Cost $4,297,800) - 99.54%	4,381,607
	Other Assets in Excess of Liabilities - 0.46%	20,319

	TOTAL NET ASSETS - 100.00%	$4,401,926

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$4,297,800

Gross unrealized appreciation	84,628
Gross unrealized depreciation	(821)

Net unrealized appreciation	83,807

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010 :

	Level 1	Level 2	Level 3	Total
Investment Companies	$4,176,399	$—	$—	$4,176,399

Short Term Investments	205,208	—	—	205,208

Total Investments in Securities	$4,381,607	$—	$—	$4,381,607

Item 2.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Genworth Variable Insurance Trust

By (Signature and Title)	/S/ CARRIE E. HANSEN
Carrie E. Hansen
President (Principal Executive Officer)

Date	5/27/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ CARRIE E. HANSEN
Carrie E. Hansen
President (Principal Executive Officer)

Date	5/27/2010

By (Signature and Title)	/S/ STARR E. FROHLICH
Starr E. Frohlich
Treasurer (Principal Financial Officer)

Date	5/27/2010

5